As filed with the Securities and Exchange Commission on October 15, 2002 File No. 33-75708
File No. 811-8370

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ ]

                  Pre-Effective Amendment No.                                [ ]
                                              ---------

                  Post-Effective Amendment No.     14                        [X]
                                                ---------

         REGISTRATION STATEMENT UNDER THE
         INVESTMENT COMPANY ACT OF 1940                                      [ ]

                  Amendment No.      18                                      [X]
                                 ----------


                                 MCMORGAN FUNDS
               (Exact Name of Registrant as Specified on Charter)

                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                    (Address of Principal Executive Offices)

                                 (800) 788-9485
                         (Registrant's Telephone Number)

                              Deane A. Nelson, CFA
                                 Vice President
                             McMorgan & Company LLC
                           One Bush Street, Suite 800
                             San Francisco, CA 94104
                             -----------------------
                     (Name and Address of Agent for Service)

Copies to:
Bibb L. Strench, Esq.                                   Jill Kopin
Stradley, Ronan, Stevens & Young LLP                    New York Life Investment
1220 19th Street, NW  Suite 600                         Management LLC
Washington, DC                                          169 Lackawanna Avenue
                                                        Parsippany, NJ 07054



It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

MCMORGAN Funds
PROSPECTUS

Principal Preservation Fund


October 15, 2002


One Bush Street, Suite 800 o San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                          McMorgan Funds - Prospectus
--------------------------------------------------------------------------------

McMorgan Principal Preservation Fund

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
The Fund................................................................2
Fees and Expenses of the Fund...........................................4
Management of the Fund..................................................5
Buying and Selling Fund Shares..........................................6
Distributions and Taxes.................................................8
Financial Highlights...................................................10
Additional Information.........................................Back Cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------
Type of Fund: A Taxable Money Market Fund
Ticker Symbol: MCPXX
--------------------------------------------------------------------------------
Investment Goal

Maximum current income consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1.00 share price.

In managing the portfolio, the Fund's advisor looks for securities that appear to offer the best relative value based on an analysis of:

   o  credit quality

   o  interest rate sensitivity

   o  yield

   o  price

The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor's Ratings Service (at least AA), Moody's Investors Service, Inc. (at least Aa) or Fitch/IDC (at least AA). From time to time, the Fund may also invest in unrated securities that the advisor believes are comparable to high-quality, short-term debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

The Fund principally invests in:

   o securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities

   o securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit

   o commercial paper assigned the highest short-term debt rating by two independent rating agencies or believed to be of comparable quality by the advisor

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:

   o an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

Definitions
--------------------------------------------------------------------------------
Commercial Paper: Negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.

Liquidity: the ability to convert assets easily and quickly into cash. High liquidity produces flexibility for a firm or an investor in a low-risk position, but tends to decrease profitability.

   o an issuer once believed to be an issuer of high-quality securities may experience a sudden collapse in its creditworthiness, become insolvent and default in meeting interest and principal payments

   o  the Fund's yield will fluctuate with changes in short-term interest rates

Suitability

The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund's investments, the Fund's yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The figures assume reinvestment of all dividends and distributions.


The bar chart and performance table do not reflect the impact of state and local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

   2.21%     5.72%     5.15%    5.38%     5.30%     4.92%     6.17%     4.21%
--------------------------------------------------------------------------------
   1994*     1995      1996     1997      1998      1999      2000      2001

--------------------------------------------------------------------------------
Year-to-Date Return                          0.81% as of June 30, 2002
Best Quarter                                 1.60% in the third quarter of 2000
Worst Quarter                                0.40% in the second quarter of 2002
--------------------------------------------------------------------------------

* From 7/13/94 to 12/31/94


--------------------------------------------------------------------------------
   Performance Table -- (Average annual total returns as of December 31, 2001)
--------------------------------------------------------------------------------
                                           1 Year    5 Years    Since Inception*
McMorgan Principal Preservation Fund        4.21%      5.19%         5.23%
--------------------------------------------------------------------------------
The seven-day yield as of 12/31/01 was 2.05%. Call 800-788-9485 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

* Inception date July 13, 1994.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund does not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.


--------------------------------------------------------------------------------
                                            McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
   (expenses that are deducted
   from Fund assets)
Management Fees                                                 0.25%
Other Expenses                                                  0.22%
                                                                ====
Total Annual Fund Operating Expenses*                           0.47%
                                                                ====
--------------------------------------------------------------------------------
* These are the gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 2002, if the advisor had not waived any fees and/or reimbursed certain expenses. The advisor currently intends to continue to waive and/or reimburse certain expenses indefinitely, but this voluntary action by the advisor may be discontinued at any time. With the cap, actual expenses were:

--------------------------------------------------------------------------------
                                            McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------
Management Fees                                                 0.08%
Other Expenses                                                  0.22%
                                                                ====
Net Annual Fund Operating Expenses                              0.30%
                                                                ====
--------------------------------------------------------------------------------


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:


   o  you invest $10,000 in the Fund for the time periods indicated;


   o you redeem all of your shares or you hold them at the end of each time period;

   o  your investment has a 5% return each year;

   o  all distributions are reinvested; and

   o  operating expenses of each Fund remain the same.


This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                1 Year      3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
                                 $48          $151         $263         $591
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.


McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2002, the advisor had approximately $23.9 billion of assets under management, including investment company assets of approximately $717 million.


Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees


The Fund pays the advisor an annual advisory fee of 0.25% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.08% of the Fund's average daily net assets in investment advisory fees to the advisor.

The fees paid to the advisor reflect its voluntary agreement to waive fees and/or reimburse expenses so that total operating expenses do not exceed 0.30% of the Fund.

Although the advisor currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the advisor may be discontinued at any time. Any waiver or reimbursement by the advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Buying and Selling Fund Shares
--------------------------------------------------------------------------------
Shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund ("qualified financial intermediaries"). Shares are sold at the Net Asset Value ("NAV") per share next determined after the Fund or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.


The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

General Policies

The Fund reserves the right to:

   o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

   o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

   o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

   o  change the minimum investment amounts.

   o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

   o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges


Shares of the Fund may be exchanged for shares of any of the other Funds. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or telephone if authorized on the Account

--------------------------------------------------------------------------------

Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.


Pricing of Fund Shares


The price of the Fund's shares is based on the NAV of the Fund's portfolio. The Fund calculates NAV per share by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). The Fund's assets are valued as of this time for the purpose of computing the Fund's NAV.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes
--------------------------------------------------------------------------------
The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions


Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Capital gain distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

Because the Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your Fund shares. For tax purposes, an exchange of your Fund shares for shares of a different McMorgan Fund is the same as a sale.

Distributions from the Fund are expected to be primarily ordinary income. Distributions declared in December but paid in January are taxable as if they were paid in December.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.


---------------------------------------------------------------------------------------------
Type of Distribution                    Declared & Paid                    Federal Tax Status
---------------------------------------------------------------------------------------------

Dividends from Net Investment Income    declared daily/paid monthly        ordinary income

Short-term Capital Gains                annually                           ordinary income

Long-term Capital Gains                 annually                           capital gain
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Backup Withholding


By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

   o  provide your correct social security or taxpayer identification number,

   o  certify that this number is correct,

   o  certify that you are not subject to backup withholding, and

   o  certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

------------------------------------------------------------------------------------------------------------------------------------
                                            McMorgan Principal Preservation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                              For the        For the        For the        For the        For the
                                                             Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                              06/30/02       06/30/01       06/30/00       06/30/99       06/30/98
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year                           $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              0.02           0.06           0.05           0.05           0.05
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   0.02           0.06           0.05           0.05           0.05
------------------------------------------------------------------------------------------------------------------------------------
Less Dividends:
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends                                                (0.02)         (0.06)         (0.05)         (0.05)         (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of year                                 $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
====================================================================================================================================
Total return                                                       2.41%          5.88%          5.48%          4.97%          5.41%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                           $  141,127     $  110,401     $   71,038     $   85,940     $   48,184

Ratio of expenses to average net assets before reimbursement
 and recovery of expenses by Advisor                               0.47%          0.49%          0.51%          0.61%          0.67%

Ratio of expenses to average net assets after reimbursement
 and recovery of expenses by Advisor                               0.30%          0.30%          0.30%          0.30%          0.30%

Ratio of net investment income to average net assets before
 reimbursement and recovery of expenses by Advisor                 2.16%          5.47%          5.11%          4.53%          4.92%

Ratio of net investment income to average net assets after
 reimbursement and recovery of expenses by Advisor                 2.33%          5.66%          5.32%          4.84%          5.29%
====================================================================================================================================

Additional Information

For investors who want more information about the Fund, the following documents are available free upon request:


Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:


McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-788-9485
Internet address: www.mcmorganfunds.com


--------------------------------------------------------------------------------

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 800 SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

MCMORGAN
Funds

PROSPECTUS

[Object Omitted]

Intermediate Fixed Income Fund o Class Z Shares



October 15, 2002



One Bush Street, Suite 800 o San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

--------------------------------------------------------------------------------
                          McMorgan Funds - Prospectus
--------------------------------------------------------------------------------

McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

The Fund .................................................................     2
Fees and Expenses of the Fund ............................................     5
Management of the Fund ...................................................     6
Buying and Selling Fund Shares ...........................................     7
Distributions and Taxes ..................................................     9
Financial Highlights .....................................................    11
Additional Information .............................................. Back Cover

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------
Type of Fund: An Intermediate Term Investment Grade Bond Fund
Ticker Symbol: MCIZX
--------------------------------------------------------------------------------

Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.


The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its net assets in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Intermediate Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

Once a target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:


   o  call protection

   o  high quality

   o  undervaluation

   o  higher yield than that of the market

The Fund principally invests in:

   o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

   o  corporate, bank and commercial obligations

   o  mortgage-backed securities, including collateralized mortgage obligations

   o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables


The advisor may use various techniques such as buying and selling futures contracts to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the advisor's strategies do not work as intended, the Fund may not achieve its objective.

In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives.

Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.


Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:


   o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.


   o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

   o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.


   o prepayment risk - the risk that the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.


Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.


Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short- to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability.




Definitions
--------------------------------------------------------------------------------

Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Credit Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


  -0.43%     14.95%    4.13%     7.91%     7.81%     -0.31%    9.84%     7.98%
--------------------------------------------------------------------------------
   1994*     1995      1996      1997      1998      1999      2000      2001


-----------------------------------------------------------------------------
 Year-to-Date Return                     2.34% as of June 30, 2002
 Best Quarter                            5.00% in the second quarter of 1995
 Worst Quarter                          -1.17% in the fourth quarter of 2001
-----------------------------------------------------------------------------


* From 7/14/94 to 12/31/94


----------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2001)
----------------------------------------------------------------------------------------------------
                                                               1 Year      5 Years  Since Inception*
McMorgan Intermediate Fixed Income Fund
   Return Before Taxes                                          7.98%       6.58%        6.84%

   Return After Taxes on Distributions**                        5.49%       4.16%        4.37%

   Return After Taxes on Distributions and Sale
     of Fund Shares                                             4.89%       4.07%        4.26%

   Lehman Brothers Intermediate
     Government/Credit Index***                                 8.96%       7.10%        7.28%
----------------------------------------------------------------------------------------------------

   * Inception date July 14, 1994.


  ** After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

*** Index of all publicly issued bonds of the US Government and agencies, as well as investment grade corporate bonds with less than 10 years to maturity.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.


--------------------------------------------------------------------------------
                                         McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------

Annual Fund Operating Expenses:
   (expenses that are deducted
   from Fund assets)

Management Fees                                                 0.35%

Distribution (12b-1) and/or Service Fees                        0.25%

Other Expenses                                                  0.18%
                                                                =====
Total Annual Fund Operating Expenses*                           0.78%
--------------------------------------------------------------------------------
* These are the gross fees and expenses that the Fund would have incurred for the fiscal period ended June 30, 2002, if the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time. With the fee waivers, actual expenses were:

--------------------------------------------------------------------------------
                                         McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------

Management Fees                                                 0.32%

Distribution (12b-1) and/or Service Fees                        0.25%

Other Expenses                                                  0.18%
                                                                =====
Net Annual Fund Operating Expenses                              0.75%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

   o you invest $10,000 in the Fund for the time periods indicated;

   o you redeem all of your shares or you hold them at the end of each time period;

   o your investment has a 5% return each year;

   o all distributions are reinvested; and

   o operating expenses of each Fund remain the same.


This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                   1 Year    3 Years    5 Years    10 Years

                                     $80       $249       $433       $966
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
The advisor for the Fund is:


McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.


McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2002, the advisor had approximately $23.9 billion of assets under management, including investment company assets of approximately $717 million.


Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees


The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.32% of the Fund's average daily net assets in investment advisory fees to the advisor.


The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued at any time. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.


Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

Buying and Selling Fund Shares
--------------------------------------------------------------------------------
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund ("qualified financial intermediaries"). Shares are sold at the Net Asset Value ("NAV") per share next determined after the Fund or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.


Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

General Policies

The Fund reserves the right to:


   o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.


   o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

   o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

   o change the minimum investment amounts.

   o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

   o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges


Class Z shares of the Fund may be exchanged for Class Z shares of any of the other McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment

--------------------------------------------------------------------------------

requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.


An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan


The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sale and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay distributors of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributors of Fund shares for providing shareholders with personal services and maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.


Pricing of Fund Shares


The price of the Fund's shares is based on the NAV of the Fund's portfolio. The Fund calculates NAV per share by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund' s NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). The Fund's assets are valued as of this time for the purpose of computing the Fund's NAV.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes
--------------------------------------------------------------------------------
The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions


Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Capital gain distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions.

Distributions from the Fund are expected to be primarily ordinary income. Distributions declared in December but paid in January are taxable as if they were paid in December.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

--------------------------------------------------------------------------------
   Type of Distribution                   Declared & Paid   Federal Tax Status

   Dividends from Net Investment Income        monthly        ordinary income
   Short-term Capital Gains                    annually       ordinary income
   Long-term Capital Gains                     annually       capital gain
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Backup Withholding


By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

   o provide your correct social security or taxpayer identification number,
   o certify that this number is correct,
   o certify that you are not subject to backup withholding, and
   o certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during the period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

-------------------------------------------------------------------------------------------------------------------------------
                                          McMorgan Intermediate Fixed Income Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the
                                                                                                                 Period Ended
                                                                                                                   06/30/02*
-------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of period ..........................................................................  $10.65
-------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income .......................................................................................    0.44
     Net realized and unrealized loss on investments .............................................................   (0.10)
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations ...........................................................................    0.34
-------------------------------------------------------------------------------------------------------------------------------
    Less dividends and distributions:
    From net investment income ...................................................................................   (0.45)
    From capital gains ...........................................................................................   (0.09)
-------------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions ..........................................................................   (0.54)
-------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of period ................................................................................  $10.45
===============================================================================================================================
   Total return ..................................................................................................    3.25%(a)
   Ratios/Supplemental Data:
   Net assets, end of period (in 000's) ..........................................................................  $1,987
   Ratio of expenses to average net assets before reimbursement and recovery of expenses by Advisor ..............    0.78%+
   Ratio of expenses to average net assets after reimbursement and recovery of expenses by Advisor ...............    0.75%+
   Ratio of net investment income to average net assets before reimbursement and recovery of expenses by Advisor .    4.94%+
   Ratio of net investment income to average net assets after reimbursement and recovery of expenses by Advisor ..    4.97%+
   Portfolio turnover ............................................................................................   76.07%
===============================================================================================================================

   *Class Z commenced operations on September 4, 2001.

   +Annualized.

   (a)Total return is not annualized.

                       This page intentionally left blank

Additional Information
--------------------------------------------------------------------------------

For investors who want more information about the Fund, the following documents are available free upon request:


Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:


McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-788-9485
Internet address: www.mcmorganfunds.com


These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

MCMORGAN Funds
PROSPECTUS

Fixed Income Fund - Class Z Shares


October 15, 2002


One Bush Street, Suite 800 o San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

--------------------------------------------------------------------------------
                          McMorgan Funds - Prospectus
--------------------------------------------------------------------------------

McMorgan Fixed Income Fund


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
The Fund..............................................................2
Fees and Expenses of the Fund.........................................5
Management of the Fund................................................6
Buying and Selling Fund Shares........................................7
Distributions and Taxes...............................................9
Financial Highlights.................................................11
Additional Information.......................................Back Cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Type of Fund: An Investment Grade Bond Fund
Ticker Symbol: MCFZX
--------------------------------------------------------------------------------

Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.


The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its net assets in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.


The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed-income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:

   o  call protection

   o  high quality

   o  undervaluation

   o  higher yield than that of the market

The Fund principally invests in:

   o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

   o  corporate, bank and commercial obligations

   o mortgage-backed securities, with an emphasis on collateralized mortgage obligations

   o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables


The advisor may use various techniques such as buying and selling futures contracts to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the advisor's strategies do not work as intended, the Fund may not achieve its objective.

In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.


Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money.
These risks include:

   o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.

   o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

   o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

   o prepayment risk - the risk that obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed-income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

Definitions
--------------------------------------------------------------------------------

Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.


Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Government/Credit Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


-0.73%     19.29%     3.05%     9.53%     8.52%     -2.18%     11.55%     7.02%
--------------------------------------------------------------------------------
 1994*      1995      1996      1997      1998       1999       2000      2001

--------------------------------------------------------------------------------
Year-to-Date Return                          3.13% as of June 30, 2002
Best Quarter                                 6.65% in the second quarter of 1995
Worst Quarter                               -2.14% in the first quarter of 1996
--------------------------------------------------------------------------------
* From 7/14/94 to 12/31/94


--------------------------------------------------------------------------------
   Performance Table -- (Average annual total returns as of December 31, 2001)
--------------------------------------------------------------------------------
                                               1 Year   5 Years         Since
                                                                      Inception*
McMorgan Fixed Income Fund
   Return Before Taxes                          7.02%    6.78%          7.31%
   Return After Taxes on Distributions**        4.79%    4.34%          4.80%
   Return After Taxes on Distributions
     and Sale of Fund Shares                    4.25%    4.21%          4.62%
   Lehman Brothers Government/Credit Index***   8.50%    7.37%          7.79%
--------------------------------------------------------------------------------

     * Inception date July 14, 1994.

    ** After tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

   *** Index of all publicly issued bonds of the US Government and agencies, as well as investment grade corporate bonds.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.


--------------------------------------------------------------------------------
                                                    McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
   (expenses that are deducted
   from Fund assets)
Management Fees                                                 0.35%
Distribution (12b-1) and/or Service Fees                        0.25%
Other Expenses                                                  0.54%
                                                                =====
Total Annual Fund Operating Expenses*                           1.14%
--------------------------------------------------------------------------------
* These are the gross fees and expenses that the Fund would have incurred for the fiscal period ended June 30, 2002, if the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time. With the fee waivers, actual expenses were:

--------------------------------------------------------------------------------
                                                    McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Management Fees                                                 0.00%
Distribution (12b-1) and/or Service Fees                        0.25%
Other Expenses                                                  0.50%
                                                                =====
Net Annual Fund Operating Expenses                              0.75%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

   o  you invest $10,000 in the Fund for the time periods indicated;

   o you redeem all of your shares or you hold them at the end of each time period;

   o  your investment has a 5% return each year;

   o  all distributions are reinvested; and

   o  operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                   1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                                    $116        $362        $628       $1,386
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.


McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2002, the advisor had approximately $23.9 billion of assets under management, including investment company assets of approximately $717 million.


Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees


The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund did not pay any investment advisory fees to the advisor.


The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued at any time. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.


Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of the other classes of the Fund.

Buying and Selling Fund Shares
--------------------------------------------------------------------------------
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund ("qualified financial intermediaries"). Shares are sold at the Net Asset Value ("NAV") per share next determined after the Fund or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.


Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

General Policies

The Fund reserves the right to:

   o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

   o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

   o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

   o  change the minimum investment amounts.

   o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

   o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another

--------------------------------------------------------------------------------

Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the _Funds and may cost more than other types of sales charges.

Pricing of Fund Shares

The price of the Fund's shares is based on the NAV of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). The Fund's assets are valued as of this time for the purpose of computing the Fund's NAV.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distribution and Taxes
--------------------------------------------------------------------------------
The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Capital gain distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions.

Distributions from the Fund are expected to be primarily ordinary income. Distributions declared in December but paid in January are taxable as if they were paid in December.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

--------------------------------------------------------------------------------
   Type of Distribution                    Declared & Paid    Federal Tax Status
--------------------------------------------------------------------------------
   Dividends from Net Investment Income    monthly            ordinary income
   Short-term Capital Gains                annually           ordinary income
   Long-term Capital Gains                 annually           capital gain
--------------------------------------------------------------------------------

================================================================================
Backup Withholding


By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

   o  provide your correct social security or taxpayer identification number,

   o  certify that this number is correct,

   o  certify that you are not subject to backup withholding, and

   o  certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance for the past 2 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


----------------------------------------------------------------------------------------------------------------------------------
                                                    McMorgan Fixed Income Fund
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      For the         For the
                                                                                                     Year Ended     Period Ended
                                                                                                      6/30/02         6/30/01*
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, beginning of period...............................................................     $10.74           $10.87
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income.............................................................................       0.55             0.24
  Net realized and unrealized gain (loss) on investments............................................       0.14            (0.13)
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.................................................................       0.69             0.11
----------------------------------------------------------------------------------------------------------------------------------
  Less dividends and distributions:
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income........................................................................      (0.57)           (0.24)
  From capital gains................................................................................          -                -
----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions................................................................      (0.57)           (0.24)
----------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, end of period.....................................................................     $10.86           $10.74
==================================================================================================================================
 Total return.......................................................................................       6.55%            1.03%(a)
----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in 000's)...............................................................     $3,114           $1,699
 Ratio of expenses to average net assets before reimbursement and recovery of expenses by Advisor...       1.14%            1.07%+
 Ratio of expenses to average net assets after reimbursement and recovery of expenses by Advisor....       0.74%            0.75%+
 Ratio of net investment income to average net assets before reimbursement and recovery of
   expenses by Advisor..............................................................................       4.62%            5.28%+
 Ratio of net investment income to average net assets after reimbursement and recovery of
   expenses by Advisor..............................................................................       5.02%            5.60%+
 Portfolio turnover.................................................................................      94.80%           58.66%
==================================================================================================================================

  *Class Z commenced operations on February 1, 2001.
  +Annualized.
(a)Total return is not annualized.

                       This page intentionally left blank

Additional Information
--------------------------------------------------------------------------------

For investors who want more information about the Fund, the following documents are available free upon request:


Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:


McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-788-9485
Internet address: www.mcmorganfunds.com


--------------------------------------------------------------------------------

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

                              MCMORGAN
                              --------
                                 Funds

                              P R O S P E C T U S

                              Balanced Fund o Class Z Shares






                              October 15, 2002

One Bush Street, Suite 800 o San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

--------------------------------------------------------------------------------
                          McMorgan Funds - Prospectus
--------------------------------------------------------------------------------

McMorgan Balanced Fund

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

The Fund ..................................................................   2

Fees and Expenses of the Fund .............................................   6

Management of the Fund ....................................................   7

Buying and Selling Fund Shares ............................................   8

Distributions and Taxes ...................................................  10

Financial Highlights ......................................................  12

Additional Information ............................................  Back Cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             McMorgan Balanced Fund
--------------------------------------------------------------------------------

Type of Fund: A Balanced Fund
Ticker Symbol: MCBZX
--------------------------------------------------------------------------------

Investment Goal

Balance of capital appreciation, income and preservation of capital.

Principal Investment Strategies

The Fund invests in a diversified portfolio of equity and debt securities. The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.

Equities

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top-down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio characteristics with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

The advisor selects equity securities of companies with the following attributes:

   o ability to pay above-average dividends

   o sustained earnings and growth potential

   o strong management and balance sheet

   o market undervaluation in light of expected future earnings

Debt Securities

The Fund seeks to provide shareholders with income by investing in a broad range of intermediate- and long-term debt securities, including:

   o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

   o investment grade debt securities including fixed and variable rate debt obligations, mortgage- and asset-backed securities and collateralized mortgage obligations

   o preferred stock and securities convertible into common stock

In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Government/Credit Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:

   o high quality

   o undervaluation

   o higher yield than the market

   o call protection

Other Investments

The advisor may use various techniques such as buying and selling futures contracts to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the advisor's strategies do not work as intended, the Fund may not achieve its objective.

In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

   o interest rate risk - the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.

   o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The equity portion of the Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index). Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the equity portion of the Fund and thus, the volatility of its share price.

   o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

   o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

   o prepayment risk - the risk that obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Suitability

The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed-income securities. The Fund is not suitable for investors who are looking for consistent principal stability.


Definitions
--------------------------------------------------------------------------------
Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Government/Credit Index (debt securities), two unmanaged securities indices. The figures assume reinvestment of all dividends and distributions.

Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


  0.79%    28.71%   16.26%    23.66%     20.63%      7.04%      0.71%   -3.13%
--------------------------------------------------------------------------------
  1994*    1995      1996      1997       1998       1999       200      2001

--------------------------------------------------------------------------------
Year-to-Date Return                    -8.80% as of June 30, 2002
Best Quarter                           11.93% in the fourth quarter of 1998
Worst Quarter                          -7.53% in the first quarter of 2002
--------------------------------------------------------------------------------
* From 7/14/94 to 12/31/94

-----------------------------------------------------------------------------------------------------
   Performance Table-- (Average annual total returns as of December 31, 2001)
-----------------------------------------------------------------------------------------------------

                                                              1 Year      5 Years  Since Inception*
McMorgan Balanced Fund
   Return Before Taxes                                         -3.13%       9.27%       12.11%
   Return After Taxes on Distributions**                       -4.81%       7.70%       10.51%
   Return After Taxes on Distributions and Sale of
     Fund Shares                                               -1.57%       6.98%        9.44%
   S&P 500 Index***                                           -11.89%      10.70%       15.27%
   Lehman Brothers Government/Credit Index****                  8.50%       7.37%        7.79%
-----------------------------------------------------------------------------------------------------

     * Inception date July 14, 1994.

    ** After tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of a measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

  ***  A market capitalization-weighted index of common stocks.

 **** Index of all publicly issued bonds of the US Government and agencies, as well as investment grade corporate bonds.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.

--------------------------------------------------------------------------------
                                                      McMorgan Balanced Fund
--------------------------------------------------------------------------------

Annual Fund Operating Expenses:
  (expenses that are deducted
  from Fund assets)
Management Fees                                                 0.45%
Distribution (12b-1) and/or Service Fees                        0.25%
Other Expenses                                                  0.22%
                                                                =====
Total Annual Fund Operating Expenses*                           0.92%
--------------------------------------------------------------------------------
*These are the gross fees and expenses that the Fund would have incurred for the fiscal period ended June 30, 2002, if the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time. With the fee waivers, actual expenses were:

--------------------------------------------------------------------------------
                                                        McMorgan Balanced Fund
--------------------------------------------------------------------------------

Management Fees                                                 0.38%
Distribution (12b-1) and/or Service Fees                        0.25%
Other Expenses                                                  0.22%
                                                                =====
Net Annual Fund Operating Expenses                              0.85%
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

   o you invest $10,000 in the Fund for the time periods indicated;

   o you redeem all of your shares or you hold them at the end of each time period;

   o your investment has a 5% return each year;

   o all distributions are reinvested; and

   o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                      1 Year    3 Years     5 Years    10 Years
--------------------------------------------------------------------------------
                                       $94       $293        $509       $1,131
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------

The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2002, the advisor had approximately $23.9 billion of assets under management, including investment company assets of approximately $717 million.

Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees

The Fund pays the advisor an annual advisory fee of 0.45% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.38% of the Fund's average daily net assets in investment advisory fees to the advisor.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued at any time. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

Buying and Selling Fund Shares
--------------------------------------------------------------------------------

Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund ("qualified financial intermediaries"). Shares are sold at the Net Asset Value ("NAV") per share next determined after the Fund or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

General Policies

The Fund reserves the right to:

   o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or the investor's history of excessive trading.

   o make redemptions in-kind (payments in portfolio securities rather than in cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

   o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

   o change the minimum investment amounts.

   o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

   o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges

Class Z shares of the Fund may be exchanged for Class Z shares of any of the other McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

--------------------------------------------------------------------------------
An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan

The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.

Pricing of Fund Shares

The price of the Fund's shares is based on the NAV of the Fund's portfolio. The Fund calculates NAV per share by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"),which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). The Fund's assets are valued as of this time for the purpose of computing the Fund's NAV.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes
--------------------------------------------------------------------------------

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Capital gain distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions.

Distributions declared in December but paid in January are taxable as if they were paid in December.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

--------------------------------------------------------------------------------
   Type of Distribution                   Declared & Paid    Federal Tax Status
--------------------------------------------------------------------------------
   Dividends from Net Investment Income      quarterly         ordinary income
   Short-term Capital Gains                  annually          ordinary income
   Long-term Capital Gains                   annually          capital gain
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

   o provide your correct social security or taxpayer identification number,

   o certify that this number is correct,

   o certify that you are not subject to backup withholding, and

   o certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 2 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


-----------------------------------------------------------------------------------------------------------------------------------
                                                       McMorgan Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the    For the
                                                                                                           Year Ended Period Ended
                                                                                                            06/30/02   06/30/01*
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of period                                                                       $18.15    $19.26
-----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
    Net investment income                                                                                       0.43      0.21
    Net realized and unrealized loss on investments                                                            (2.16)    (1.10)
-----------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                                                          (1.73)    (0.89)
-----------------------------------------------------------------------------------------------------------------------------------
    Less dividends and distributions:
    From net investment income                                                                                 (0.43)    (0.22)
    From capital gains                                                                                         (0.48)        -
-----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                                                         (0.91)    (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of period                                                                             $15.51    $18.15
===================================================================================================================================
   Total Return                                                                                                (9.87)%   (4.63)%(a)

   Ratios/Supplemental Data:
   Net assets, end of period (in 000's)                                                                       $6,842    $7,492
   Ratio of expenses to average net assets before reimbursement and recovery of expenses by Advisor             0.92%     0.90%+
   Ratio of expenses to average net assets after reimbursement and recovery of expenses by Advisor              0.85%     0.85%+
   Ratio of net investment income to average net assets before reimbursement and recovery of
     expenses by Advisor                                                                                        2.45%     2.44%+
   Ratio of net investment income to average net assets after reimbursement and recovery of
     expenses by Advisor                                                                                        2.52%     2.49%+
   Portfolio turnover                                                                                          45.80%    38.09%
===================================================================================================================================

 * Class Z commenced operations on January 25, 2001.

 + Annualized.

(a) Total return is not annualized.

                       This page intentionally left blank

Additional Information
--------------------------------------------------------------------------------
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-788-9485
Internet address: www.mcmorganfunds.com

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1-800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

MCMORGAN Funds
PROSPECTUS

Prospectus

[GRAPHIC OMITTED]

Equity Investment Fund o Class Z Shares


October 15, 2002


One Bush Street, Suite 800 o San Francisco, California 94104

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

--------------------------------------------------------------------------------
                          McMorgan Funds - Prospectus
--------------------------------------------------------------------------------
McMorgan Equity Investment Fund

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


The Fund                                                        2
Fees and Expenses of the Fund                                   5
Management of the Fund                                          6
Buying and Selling Fund Shares                                  7
Distributions and Taxes                                         9
Financial Highlights                                           11
Additional Information                                 Back Cover





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        McMorgan Equity Investment Fund
--------------------------------------------------------------------------------

Type of Fund: A Diversified Stock Fund
Ticker Symbol: MCEZX

--------------------------------------------------------------------------------
Investment Goal

Above-average total return consistent with reasonable risk.

Principal Investment Strategies

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

The Fund generally will be as fully invested as possible, but always at least 80% of its net assets are invested in equity securities of companies with the following attributes:


   o ability to pay above-average dividends

   o sustained earnings and growth potential

   o strong management and balance sheet

   o market undervaluation in light of expected future earnings


The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed-income assets including:


   o U.S. government securities

   o money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances

   o repurchase agreements

In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:


    o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index).

    o interest rate risk -- the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall.


Suitability

The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500. The Fund is not suitable for investors who are looking for consistent principal stability.

Defensive Investing

The Fund occasionally may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Past Fund Performance
--------------------------------------------------------------------------------
The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.



   1.24%    35.94%    26.80%    33.84%    27.76%    11.54%    -6.39%   -10.56%
--------------------------------------------------------------------------------
   1994*     1995      1996      1997      1998      1999      2000      2001

--------------------------------------------------------------------------------
Year-to-Date Return   -16.55% as of June 30, 2002
Best Quarter           20.25% in the fourth quarter of 1998
Worst Quarter         -14.84% in the second quarter of 2002
--------------------------------------------------------------------------------

* From 7/14/94 to 12/31/94


--------------------------------------------------------------------------------
  Performance Table -- (Average annual total returns as of December 31, 2001)
--------------------------------------------------------------------------------
                                          1 Year     5 Years    Since Inception*
McMorgan Equity Investment Fund
   Return Before Taxes                    -10.56%      9.81%         14.70%
   Return After Taxes on Distributions**  -11.18%      8.97%         13.85%
   Return After Taxes on Distributions
     and Sale of Fund Shares               -6.14%      7.94%         12.29%
   S&P 500 Index***                       -11.89%     10.70%         15.27%
--------------------------------------------------------------------------------

  *  Inception date July 14, 1994.

 ** After tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

***  A market capitalization-weighted index of common stock.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fees and Expenses of the Fund
--------------------------------------------------------------------------------
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McMorgan Funds or reinvesting dividends.

--------------------------------------------------------------------------------
                                          McMorgan Equity Investment Fund
--------------------------------------------------------------------------------
Annual Fund Operating Expenses:
   (expenses that are deducted
   from Fund assets)
Management Fees                                            0.50%
Distribution (12b-1) and/or Service Fees                   0.25%
Other Expenses                                             0.21%
                                                           ----
Total Annual Fund Operating Expenses                       0.96%
--------------------------------------------------------------------------------
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

    o you invest $10,000 in the Fund for the time periods indicated;

    o you redeem all of your shares or you hold them at the end of each time period;

    o your investment has a 5% return each year;

    o all distributions are reinvested; and

    o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for the Fund would be:

--------------------------------------------------------------------------------
                                 1 Year        3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

                                  $98            $306       $531        $1,178
--------------------------------------------------------------------------------

Management of the Fund
--------------------------------------------------------------------------------
The advisor of the Fund is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.


McMorgan & Company, the predecessor company to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2002, the advisor had approximately $23.9 billion of assets under management, including investment company assets of approximately $717 million.


Portfolio Management

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees


The Fund pays the advisor an annual advisory fee of 0.50% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.50% of the Fund's average daily net assets in investment advisory fees to the advisor.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued at any time. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Certain expenses solely attributable to the offering and operation of the Class Z shares of the Fund may result in the operating expenses of that class being different from the operating expenses of other classes of the Fund.

Buying and Selling Fund Shares
--------------------------------------------------------------------------------
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Fund ("qualified financial intermediaries"). Shares are sold at the Net Asset Value ("NAV") per share next determined after the Fund or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Fund or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Fund or its designated agent receives and accepts the shareholder's request in proper form.


Participants in qualified retirement plans will normally receive various materials from their plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

General Policies

The Fund reserves the right to:


    o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Fund due to the timing of the investment or an investor's history of excessive trading.

    o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

    o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.

    o change the minimum investment amounts.

    o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

    o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.


Exchange Privileges


Class Z shares of the Fund may be exchanged for Class Z shares of any of the other McMorgan Funds or the Class McMorgan shares of the Principal Preservation Fund. An exchange involves the redemption of all or a portion of the shares of one Fund and the purchase of shares of another Fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

--------------------------------------------------------------------------------
An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan


The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class Z shares that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. The 12b-1 plan provides for the payment of both a distribution and a service fee. The distribution fee is intended to pay the distributor of Fund shares for distribution services which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the distributor of Fund shares for providing shareholders with personal services and maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Funds and may cost more than other types of sales charges.


Pricing of Fund Shares


The price of the Fund's shares is based on the NAV of the Fund's portfolio. The Fund calculates NAV per share by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). The Fund's assets are valued as of this time for the purpose of computing the Fund's NAV.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes
--------------------------------------------------------------------------------
The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option


Dividends and capital gain distributions will be reinvested automatically in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV per share determined at the close of business that day. There are no fees or charges on reinvestments.


Taxes on Dividends and Distributions


Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable to you as ordinary income. Capital gain distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions.

Distributions declared in December but paid in January are taxable as if they were paid in December.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Fund distributions generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in, Fund shares.

--------------------------------------------------------------------------------
Type of Distribution                     Declared & Paid      Federal Tax Status
--------------------------------------------------------------------------------
Dividends from Net Investment Income     quarterly             ordinary income
Short-term Capital Gains                 annually              ordinary income
Long-term Capital Gains                  annually              capital gain
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

    o provide your correct social security or taxpayer identification number,

    o certify that this number is correct,

    o certify that you are not subject to backup withholding, and

    o certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the past 2 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


------------------------------------------------------------------------------------------------------------------------------------
                                                 McMorgan Equity Investment Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       For the           For the
                                                                                                      Year Ended       Period Ended
                                                                                                       06/30/02          06/30/01*
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ...............................................................  $ 24.57           $ 27.68
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income .............................................................................     0.15              0.06
 Net realized and unrealized loss on investments ...................................................    (5.11)            (3.10)
   Total from investment operations ................................................................    (4.96)            (3.04)
------------------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
------------------------------------------------------------------------------------------------------------------------------------
 From net investment income ........................................................................    (0.15)            (0.07)
 From capital gains ................................................................................    (0.41)             -
   Total dividends and distributions ...............................................................    (0.56)            (0.07)
Net Asset Value, end of period .....................................................................  $ 19.05           $ 24.57
====================================================================================================================================
Total return .......................................................................................   (20.52)%          (10.97)%(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in 000's) ...............................................................  $12,637           $11,645
Ratio of expenses to average net assets before reimbursement and recovery of expenses by Advisor ...     0.96%             0.94%+
Ratio of expenses to average net assets after reimbursement and recovery of expenses by Advisor ....     0.96%             0.94%+
Ratio of net investment income to average net assets before reimbursement and recovery of
  expenses by Advisor ..............................................................................     0.70%             0.44%+
Ratio of net investment income to average net assets after reimbursement and recovery of
  expenses by Advisor ..............................................................................     0.70%             0.44%+
Portfolio turnover .................................................................................    14.95%            22.52%
====================================================================================================================================

  * Class Z commenced operations on February 1, 2001.
  + Annualized.
(a) Total return is not annualized.

                       This page intentionally left blank

Additional Information
--------------------------------------------------------------------------------
For investors who want more information about the Fund, the following documents are available free upon request:


Annual and Semiannual Reports:
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:


McMorgan Funds
One Bush Street, Suite 800
San Francisco, CA 94104
Telephone: 800-788-9485
Internet address: www.mcmorganfunds.com


--------------------------------------------------------------------------------

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

--------------------------------------------------------------------------------
                 McMorgan Funds -- Prospectus October 15, 2002
--------------------------------------------------------------------------------

McMorgan Principal Preservation Fund

McMorgan Intermediate Fixed Income Fund

McMorgan Fixed Income Fund

McMorgan Balanced Fund

McMorgan Equity Investment Fund


--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
The Funds
 McMorgan Principal Preservation Fund ...................................      2
 McMorgan Intermediate Fixed Income Fund ................................      4
 McMorgan Fixed Income Fund .............................................      7
 McMorgan Balanced Fund .................................................     10
 McMorgan Equity Investment Fund ........................................     13
Fees and Expenses of the Funds ..........................................     15
Management of the Funds .................................................     17
Your Account ............................................................     18
 Buying Shares ..........................................................     18
 Selling Your Shares ....................................................     21
 Additional Information on Buying and Selling Fund Shares ...............     23
Distributions and Taxes .................................................     24
Other Investment Strategies and Risks ...................................     25
Financial Highlights ....................................................     25
Additional Information .............................................  Back Cover

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      McMorgan Principal Preservation Fund
--------------------------------------------------------------------------------
Type of Fund: A Taxable Money Market Fund
Ticker Symbol: MCPXX
--------------------------------------------------------------------------------
Investment Goal

Maximum current income consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in short-term, high-quality, U.S. dollar-denominated securities with remaining maturities of thirteen months or less. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and seeks to maintain a stable $1.00 share price.

In managing the portfolio, the Fund's advisor looks for securities that appear to offer the best relative value based on an analysis of:


   o  credit quality

   o  interest rate sensitivity

   o  yield

   o  price


The Fund invests at least 95% of its assets in either U.S. government securities or short-term debt securities assigned the highest rating by at least two nationally-recognized statistical rating agencies such as Standard & Poor's Ratings Service (at least AA), Moody's Investors Service, Inc. (at least Aa) or Fitch/IDC (at least AA). From time to time, the Fund may also invest in unrated securities that the advisor believes are comparable to high-quality, short-term debt securities. The Fund may not invest more than 5% of its assets in unrated securities and short-term debt securities assigned the second highest rating.

The Fund principally invests in:


   o securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities

   o securities issued by U.S. banks, including bankers acceptances, repurchase agreements and certificates of deposit

   o commercial paper assigned the highest short-term debt rating by two independent rating agencies or believed to be of comparable quality by the advisor

Definitions
--------------------------------------------------------------------------------
Commercial Paper: negotiable short-term, unsecured promissory notes generally sold at a discount with a maximum maturity of nine months.

Liquidity: the ability to convert assets easily and quickly into cash. High liquidity produces flexibility for a firm or an investor in a low-risk position, but tends to decrease profitability.

Principal Risks

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund. Additional risks associated with an investment in the Fund include:


   o an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

   o an issuer once believed to be an issuer of high-quality securities may experience a sudden collapse in its creditworthiness, become insolvent and default in meeting interest and principal payments

   o  the Fund's yield will fluctuate with changes in short-term interest rates


Suitability

The Fund may be appropriate for investors who wish to avoid fluctuations in principal while earning interest income. Because of the high quality and short maturity of the Fund's investments, the Fund's yield may be lower than that of funds that invest in lower-rated securities or securities with longer maturities.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The figures assume reinvestment of all dividends and distributions.


            2.21%   5.72% 5.15%  5.38%  5.30%   4.92%  6.17%   4.21%
--------------------------------------------------------------------------------
             1994*   1995  1996   1997   1998    1999   2000    2001


--------------------------------------------------------------------------------
Year-to-Date Return                       0.81% as of June 30, 2002
Best Quarter                              1.60% in the third quarter of 2000
Worst Quarter                             0.40% in the second quarter of 2002
--------------------------------------------------------------------------------

* From 7/13/94 to 12/31/94


--------------------------------------------------------------------------------
   Performance Table-- (Average annual total returns as of December 31, 2001)
--------------------------------------------------------------------------------
                                           1 Year    5 Years    Since Inception*
McMorgan Principal Preservation Fund        4.21%      5.19%         5.23%
--------------------------------------------------------------------------------

The seven-day yield as of 12/31/01 was 2.05%. Call 800-788-9485 between 10:30 a.m. and 7:30 p.m. Eastern time for the current yield.

* Inception date July 13, 1994.


The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
                    McMorgan Intermediate Fixed Income Fund
--------------------------------------------------------------------------------
Type of Fund: An Intermediate Term Investment Grade Bond Fund
Ticker Symbol: MCMNX
--------------------------------------------------------------------------------
Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.


The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its net assets in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.


The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Intermediate Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.


Once a target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:

   o  call protection

   o  high quality

   o  undervaluation

   o  higher yield than that of the market


The Fund principally invests in:


   o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

   o  corporate, bank and commercial obligations

   o  mortgage-backed securities, including collateralized mortgage obligations

   o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The advisor may use various techniques such as buying and selling futures contracts to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the advisor's strategies do not work as intended, the Fund may not achieve its objective.

Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:


   o interest rate risk - the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.

   o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

   o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

   o prepayment risk - the risk that the obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.


Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McMorgan Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short- to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability.

Definitions
--------------------------------------------------------------------------------
Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Credit Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.



       -0.34%  14.95%   4.13%   7.91%   7.81%   -0.31%    9.84%   7.98%
--------------------------------------------------------------------------------
       1994*    1995    1996    1997    1998     1999     2000    2001

--------------------------------------------------------------------------------
Year-to-Date Return                         2.34% as of June 30, 2002
Best Quarter                                5.00% in the second quarter of 1995
Worst Quarter                              -1.17% in the fourth quarter of 2001
--------------------------------------------------------------------------------
* From 7/14/94 to 12/31/94

----------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2001)
----------------------------------------------------------------------------------------------------
                                                               1 Year     5 Years   Since Inception*
  McMorgan Intermediate Fixed Income Fund
   Return Before Taxes                                          7.98%       6.58%        6.84%
   Return After Taxes on Distributions**                        5.49%       4.16%        4.37%
   Return After Taxes on Distributions and Sale of
    Fund Shares                                                 4.89%       4.07%        4.26%
   Lehman Brothers Intermediate
    Government/Credit Index***                                  8.96%       7.10%        7.28%
----------------------------------------------------------------------------------------------------

  * Inception date July 14, 1994.

 ** After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

*** Index of all publicly issued bonds of the US Government and agencies, as well as investment grade corporate bonds with less than 10 years to maturity.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
                           McMorgan Fixed Income Fund
--------------------------------------------------------------------------------
Type of Fund: An Investment Grade Bond Fund
Ticker Symbol: MCMFX
--------------------------------------------------------------------------------
Investment Goal

Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies

The Fund invests in high quality, short- to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.


The Fund invests at least 80% of its net assets in fixed-income securities that are investment grade or issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its net assets in investment grade short-term fixed-income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.


The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Government/Credit Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed-income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:


   o  call protection

   o  high quality

   o  undervaluation

   o  higher yield than that of the market


The Fund principally invests in:


   o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities

   o  corporate, bank and commercial obligations

   o mortgage-backed securities, with an emphasis on collateralized mortgage obligations

   o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

The advisor may use various techniques such as buying and selling futures contracts to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the advisor's strategies do not work as intended, the Fund may not achieve its objective.

Principal Risks

By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:


   o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, may exhibit similar responses to interest rate changes.

   o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

   o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

   o prepayment risk - the risk that obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.


Suitability

The Fund may be appropriate for investors who want higher returns than a money market fund and the McMorgan Intermediate Fixed Income Fund. The Fund attempts to achieve higher returns by investing in fixed-income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for consistent principal stability. The Fund generally has more market fluctuation than the McMorgan Intermediate Fixed Income Fund.

Definitions
--------------------------------------------------------------------------------
Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Government/Credit Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


       -0.73%   19.29%   3.05%   9.53%   8.52%   -2.18%   11.55%   7.02%
--------------------------------------------------------------------------------
        1994*    1995    1996    1997    1998     1999    2000     2001

--------------------------------------------------------------------------------
Year-to-Date Return                        3.13% as of June 30, 2002
Best Quarter                               6.65% in the second quarter of 1995
Worst Quarter                             -2.14% in the first quarter of 1996
--------------------------------------------------------------------------------

* From 7/14/94 to 12/31/94


---------------------------------------------------------------------------------------------------
            Performance Table -- (Average annual total returns as of December 31, 2001)
---------------------------------------------------------------------------------------------------
                                                               1 Year     5 Years  Since Inception*
McMorgan Fixed Income Fund
   Return Before Taxes                                          7.02%       6.78%        7.31%
   Return After Taxes on Distributions**                        4.79%       4.34%        4.80%
   Return After Taxes on Distributions and Sale
    of Fund Shares                                              4.25%       4.21%        4.62%
   Lehman Brothers Government/Credit Index***                   8.50%       7.37%        7.79%
---------------------------------------------------------------------------------------------------

   * Inception date July 14, 1994.

  ** After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

*** Index of all publicly issued bonds of the US Government and agencies, as well as investment grade corporate bonds. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
                             McMorgan Balanced Fund
--------------------------------------------------------------------------------
Type of Fund: A Balanced Fund
Ticker Symbol: MCMBX
--------------------------------------------------------------------------------
Investment Goal

Balance of capital appreciation, income and preservation of capital.

Principal Investment Strategies


The Fund invests in a diversified portfolio of equity and debt securities. The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.


Equities

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top-down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio characteristics with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.


The advisor selects equity securities of companies with the following attributes:

   o ability to pay above-average dividends

   o sustained earnings and growth potential

   o strong management and balance sheet

   o market undervaluation in light of expected future earnings


Debt Securities

The Fund seeks to provide shareholders with income by investing in a broad range of intermediate- and long-term debt securities, including:


   o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

   o investment grade debt securities including fixed and variable rate debt obligations, mortgage- and asset-backed securities and collateralized mortgage obligations

   o preferred stock and securities convertible into common stock


In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Government/Credit Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:


   o high quality

   o undervaluation

   o higher yield than the market

   o call protection

Other Investments

The advisor may use various techniques such as buying and selling futures contracts to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. If the advisor's strategies do not work as intended, the Fund may not achieve its objective.

Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:


   o interest rate risk - the risk that fixed-income securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.

   o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The equity portion of the Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index). Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the equity portion of the Fund and thus, the volatility of its share price.

   o credit risk - the risk that the issuer of a security may not make timely interest payments or may fail to pay the principal upon maturity.

   o call risk - the risk that a debt security might be redeemed prior to maturity and thus deny the Fund the full benefit of the investment.

   o prepayment risk - the risk that obligations underlying mortgage- and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage- and asset-backed securities with lower than market interest rates.


Suitability

The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed- income securities. The Fund is not suitable for investors who are looking for consistent principal stability.



Definitions
--------------------------------------------------------------------------------
Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.

Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.


Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed-income investments and the expected inflation rate.

Past Fund Performance


The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Government/Credit Index (debt securities), two unmanaged securities indices. The figures assume reinvestment of all dividends and distributions.


          0.79%   28.71% 16.26%  23.66%  20.63%  7.04%  0.71%  -3.13%
--------------------------------------------------------------------------------
          1994*   1995    1996    1997    1998   1999   2000    2001

--------------------------------------------------------------------------------
Year-to-Date Return                    -8.80% as of June 30, 2002
Best Quarter                           11.93% in the fourth quarter of 1998
Worst Quarter                          -7.53% in the second quarter of 2002
--------------------------------------------------------------------------------

* From 7/14/94 to 12/31/94

----------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2001)
----------------------------------------------------------------------------------------------------
                                                               1 Year      5 Years  Since Inception*
  McMorgan Balanced Fund
   Return Before Taxes                                         -3.13%       9.27%       12.11%
   Return After Taxes on Distributions**                       -4.81%       7.70%       10.51%
   Return After Taxes on Distributions and Sale
    of Fund Shares                                             -1.57%       6.98%        9.44%
   S&P 500 Index***                                           -11.89%      10.70%       15.27%
   Lehman Brothers Government/Credit Index****                  8.50%       7.37%        7.79%
----------------------------------------------------------------------------------------------------

     * Inception date July 14, 1994.

    ** After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

  ***  A market capitalization-weighted index of common stocks.

 **** Index of all publicly issued bonds of the US Government and agencies, as well as investment grade corporate bonds.

The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
                        McMorgan Equity Investment Fund
--------------------------------------------------------------------------------
Type of Fund: A Diversified Stock Fund
Ticker Symbol: MCMEX
--------------------------------------------------------------------------------
Investment Goal

Above-average total return consistent with reasonable risk.

Principal Investment Strategies

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.

The Fund invests at least 80% of its net assets in equity securities of companies with the following attributes:


   o ability to pay above-average dividends

   o sustained earnings and growth potential

   o strong management and balance sheet

   o market undervaluation in light of expected future earnings

The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed-income assets including:

   o U.S. government securities

   o money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances

   o repurchase agreements


Principal Risks

By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:


   o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the Index).

   o interest rate risk - the risk that fixed income securities held by the Fund will increase or decrease in value as interest rates change, causing the Funds value to change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall.


Suitability

The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500. The Fund is not suitable for investors who are looking for consistent principal stability.

Past Fund Performance

The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.


          1.24%   35.94%  26.80%  33.84%  27.76%  11.54%  -6.39%  -10.56%
--------------------------------------------------------------------------------
          1994*    1995    1996    1997    1998    1999    2000    2001



--------------------------------------------------------------------------------
Year-to-Date Return                     -16.55% as of June 30, 2002
Best Quarter                             20.25% in the fourth quarter of 1998
Worst Quarter                           -14.84% in the second quarter of 2002
--------------------------------------------------------------------------------

* From 7/14/94 to 12/31/94

---------------------------------------------------------------------------------------------------
             Performance Table -- (Average annual total returns as of December 31, 2001)
---------------------------------------------------------------------------------------------------
                                                              1 Year      5 Years  Since Inception*
  McMorgan Equity Investment Fund
   Return Before Taxes                                        -10.56%       9.81%       14.70%
   Return After Taxes on Distributions**                      -11.18%       8.97%       13.85%
   Return After Taxes on Distributions and
    Sale of Fund Shares                                        -6.14%       7.94%       12.29%
   S&P 500 Index***                                           -11.89%      10.70%       15.27%
---------------------------------------------------------------------------------------------------

   * Inception date July 14, 1994.

  ** After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through deferred arrangements such as 401(k) plans or individual retirement accounts.

*** A market capitalization-weighted index of common stocks. The bar chart and performance table do not reflect the impact of state or local taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fees and Expenses of the Funds
--------------------------------------------------------------------------------

The following table shows the fees and expenses you may pay if you buy and hold shares of the Funds. The Class McMorgan shares of the Funds do not impose any front-end loads, deferred sales loads or Rule 12b-1 distribution fees. Shareholders are not charged for exchanging shares or reinvesting dividends.

--------------------------------------------------------------------------------------------------------------------------
                                                       McMorgan      McMorgan       McMorgan                 McMorgan
                                                       Principal   Intermediate       Fixed     McMorgan      Equity
                                                     Preservation     Fixed          Income     Balanced    Investment
                                                        Fund       Income Fund        Fund        Fund         Fund
--------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses:
   (expenses that are deducted from Fund assets)
Management Fees                                        0.25%         0.35%            0.35%       0.45%        0.50%
Other Expenses                                         0.22%         0.18%            0.54%       0.22%        0.21%
                                                       =============================================================
Total Annual Fund Operating
   Expenses*                                           0.47%         0.53%            0.89%       0.67%        0.71%
                                                       =============================================================
--------------------------------------------------------------------------------------------------------------------------

 * These are the gross fees and expenses that the Funds would have incurred for the fiscal year ended June 30, 2002, if the advisor had not waived any fees and/or reimbursed certain expenses. The advisor currently intends to continue to waive and/or reimburse certain expenses indefinitely, but this voluntary action by the advisor may be discontinued at any time. With the cap, actual expenses were:

--------------------------------------------------------------------------------------------------------------------------
                                                       McMorgan      McMorgan       McMorgan                 McMorgan
                                                       Principal   Intermediate       Fixed     McMorgan      Equity
                                                     Preservation     Fixed          Income     Balanced    Investment
                                                         Fund      Income Fund        Fund        Fund         Fund
--------------------------------------------------------------------------------------------------------------------------
Management Fees                                          0.08%        0.32%           0.00%       0.38%        0.50%
Other Expenses                                           0.22%        0.18%           0.50%       0.22%        0.21%
                                                         ===========================================================
Net Annual Fund Operating
   Expenses                                              0.30%        0.50%           0.50%       0.60%        0.71%
                                                         ===========================================================
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Example

This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The example assumes that:


   o you invest $10,000 in the Fund for the time periods indicated;

   o you redeem all of your shares or you hold them at the end of each time period;

   o your investment has a 5% return each year;

   o all distributions are reinvested; and

   o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and each Fund's performance and expenses may be higher or lower. The numbers are based on Total Fund Operating Expenses. Based on the above assumptions, your costs for each Fund would be:

---------------------------------------------------------------------------------------------------------
                                                             1 Year     3 Years     5 Years     10 Years
---------------------------------------------------------------------------------------------------------
McMorgan Principal Preservation Fund                          $48        $151         $263        $591
McMorgan Intermediate Fixed
   Income Fund                                                $54        $170         $296        $665
McMorgan Fixed Income Fund                                    $91        $284         $493      $1,096
McMorgan Balanced Fund                                        $68        $214         $373        $835
McMorgan Equity Investment Fund                               $73        $227         $395        $883
---------------------------------------------------------------------------------------------------------

Management of the Funds
--------------------------------------------------------------------------------
The advisor of the Funds is:

McMorgan & Company LLC
One Bush Street, Suite 800
San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in each Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Funds.


McMorgan & Company, the predecessor to McMorgan & Company LLC, was founded in 1969. McMorgan & Company LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2002, the advisor had approximately $23.9 billion of assets under management, including investment company assets of approximately $717 million.


Portfolio Management

An investment management team at McMorgan & Company LLC manages the Funds' investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees


Each Fund pays the advisor an annual advisory fee as a percentage of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Funds paid the following investment advisory fees to the advisor:

--------------------------------------------------------------------------------
                                                        Fees as % of average
Fund                                                      daily net assets
--------------------------------------------------------------------------------

McMorgan Principal Preservation Fund                            0.08%

McMorgan Intermediate Fixed Income Fund                         0.32%

McMorgan Fixed Income Fund                                      0.00%

McMorgan Balanced Fund                                          0.38%

McMorgan Equity Investment Fund                                 0.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The fees paid to the advisor reflect a voluntary undertaking to waive fees and/or reimburse expenses so that total operating expenses do not exceed the following:

   o 0.30% for the McMorgan Principal Preservation Fund

   o 0.50% for the McMorgan Intermediate Fixed Income Fund and the McMorgan Fixed Income Fund
   o 0.60% for the McMorgan Balanced Fund

   o 0.75% for the McMorgan Equity Investment Fund

Although the advisor currently intends to continue the fee waiver and/or expense reimbursements, this voluntary action by the advisor may be discontinued at any time. Any waiver or reimbursement by the advisor is subject to repayment by the Funds within the following three years if the Funds are able to make the repayment without exceeding their current expense limits.

Your Account
--------------------------------------------------------------------------------
Buying Shares

You may buy shares in any of the Funds with an initial investment of $5,000 or more ($250 for retirement plans). Additional investments may be made for as little as $250. The Funds have the right to waive the minimum investment requirements for employees of the Funds' investment advisor and its affiliates. The Funds also have the right to reject any purchase order.


Pricing of Fund Shares

The price of each Fund's shares is based on the Net Asset Value ("NAV") of each Fund's portfolio. The Funds calculate NAV per share by adding the total market value of a Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. Each Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time, every day the NYSE is open. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission ("SEC"). The Fund's assets are valued as of this time for the purpose of computing the Fund's NAV. The NAV for the Principal Preservation Fund will not be calculated on national bank holidays. There is no sales charge in connection with the purchase of shares.

The portfolio securities of each Fund, except those held by Principal Preservation Fund or debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.


Securities held in the portfolio of the Principal Preservation Fund and debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

--------------------------------------------------------------------------------
Timing of Requests

Except in the case of the Principal Preservation Fund, all requests received by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time will be executed at the NAV per share next determined. Orders received after 4:00 p.m. will be executed the following business day at the NAV next determined. These Funds do not price shares on days when the NYSE is closed. For the Principal Preservation Fund, all requests received by the transfer agent before 1:00 p.m. Eastern time will be invested at the NAV determined that business day. Purchases received after 1:00 p.m. will be invested the next business day. Shares of the Principal Preservation Fund may be purchased only on days when national banks are open for business.

To Purchase Shares:
------------------------------------------------------------------------------------------------------------------------------------
           Initial Investment                                                              Subsequent Investments
By Mail

o Complete and sign the Account Registration Form.                          o Make your check payable to the Fund in which you
o Make your check payable to the Fund in which you                            wish to invest.
  wish to invest.                                                           o Fill out an investment slip from an account statement,
o Mail the Account Registration Form and your                                 include your name and account number.
  check to:                                                                   Mail to:
  McMorgan Funds                                                              McMorgan Funds
  c/o NYLIM Service Co.                                                       P.O. Box 8407
  169 Lackawanna Ave.                                                         Boston, MA 02266-8407
  Parsippany, NJ 07054                                                      o Minimum subsequent investment for all accounts
o Minimum Initial Investment is $5,000.                                       is $250.

By Wire

o Call 1-800-831-1146 to arrange for a wire purchase.                       o Call 1-800-831-1146 to arrange for a wire purchase.
  For same day purchase, the wire must be received                            For same day purchase, the wire must be received by
  before 4:00 p.m. Eastern time (1:00 p.m. Eastern time                       4:00 p.m. Eastern time (1:00 p.m. Eastern time for
  for Principal Preservation Fund)                                            Principal Preservation Fund)
o Wire federal funds to:                                                    o Wire federal funds to:
  State Street Bank and Trust Company                                         State Street Bank and Trust Company
  ABA#: 011 0000 28                                                           ABA#: 011 0000 28
  The McMorgan Funds (DDA#99046179)                                           The McMorgan Funds (DDA#99046179)
  Attn: Custody and Shareholder Services                                      Attn: Custody and Shareholder Services
  Include the Fund Name and Class,                                            Include the Fund Name and Class,
  your account number and the name(s) of the investor(s)                      your account number and the name(s) of the
o Mail completed Account Registration Form to the                             investor(s)
  address above.                                                            o Note: Your bank may charge a wire fee.
o Note: Your bank may charge a wire fee.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To Purchase Shares (continued):
------------------------------------------------------------------------------------------------------------------------------------
                      Initial Investment                                                   Subsequent Investments
By Exchange
o You may open an account by making an exchange of                          o You may add to an existing account by making an
  shares from an existing McMorgan Funds account.                             exchange from shares of an existing McMorgan Funds
  Exchanges can be made by mail, fax or telephone.                            account. Exchanges can be made by mail, fax or
  Call 1-800-831-1146 for help.                                               telephone. Call 1-800-831-1146 for help.
o Note: No fee or charge will apply, but there may be a                     o Completed authorization form must be on file in
  capital gain or loss.                                                       advance.
                                                                            o Call 1-800-788-9485 to request the form.
                                                                            o Complete and return the form and any other required
By Automatic Investment                                                       materials.
o You must open a regular fund account with $5,000                          o Subsequent investments will be drawn from your
  minimum prior to participating in this plan.                                bank account.
------------------------------------------------------------------------------------------------------------------------------------

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees which are not charged if shares are purchased directly from the Funds.

Other Account Options


Direct Deposit Program: You may buy additional shares by having certain payments from the federal government ONLY (e.g., federal salary, Social Security and certain veterans, military or other payments) automatically deposited in your Fund account. The minimum investment under this program is $250. To participate, call 1-800-788-9485 for an enrollment form.

Retirement Accounts: Tax deferred retirement programs such as 401(k) plans and IRAs may invest in the Funds. Accounts established under such plans must have all dividends reinvested in the Funds. For more information about these plans or for an IRA application, please call 1-800-788-9485. If you buy or sell shares of a Fund through a retirement account or an investment professional, the procedures for buying, selling and exchanging shares of the Fund and the account features and policies may differ from those discussed in this Prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares of the Fund through a broker-dealer or other investment professional.

Know Your Customer Regulations

The Funds have adopted and implemented procedures required by federal law to verify the identity of any person seeking to open an account, maintain records of the information used to verify the person's identity and determine whether the person appears on any lists of known or suspected terrorists or terrorist organizations provided to investment companies by any government agency.

Specifically, the Funds must obtain each customer's: (1) name, (2) date of birth, if applicable, (3) addresses, and (4) identification number.

--------------------------------------------------------------------------------
After obtaining identifying information from a customer, the Funds must take steps to verify some, or all, of that information in order to form a reasonable belief that it knows the true identity of the customer. These steps may include contacting a customer after the account is opened, obtaining a financial statement, comparing the identifying information provided by the customer against fraud and bad check databases to determine whether any of the information is associated with known incidents of fraudulent behavior, comparing the identifying information with information available from a trusted third-party source, such as a credit report from a consumer reporting agency and checking references with other financial institutions.

Selling Your Shares

You may sell your shares at any time. Your shares will be sold at the NAV per share calculated after the Fund's transfer agent receives and accepts your order.


Timing of Requests

Redemption requests received in good order by the transfer agent, NYLIM Service Company LLC, before 4:00 p.m. Eastern time (1:00 p.m. Eastern time for the Principal Preservation Fund) on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. (1:00 p.m. Eastern time for the Principal Preservation Fund) will be processed on the next business day. Shares of the Principal Preservation Fund may be sold only on days that national banks are open for business.

Selling Recently Purchased Shares


The Funds will redeem shares that were recently purchased by check, but may withhold payment for 10 days from the date the check is received.


--------------------------------------------------------------------------------
Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing that your signature is authentic. A guarantee is required on all redemption requests of $10,000 or more or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record.

When the Funds require a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs or notary publics will not be accepted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
To Sell Shares:
--------------------------------------------------------------------------------
 By Mail

   o Submit a written request for redemption with:
       |x| The Fund's name;
       |x| The Fund account number;
       |x| The dollar amount or number of shares or percentage of the account to be redeemed; and
       |x| Signatures of all persons required to sign for transactions, exactly as the shares are registered.

   o Mail your request to:

                              McMorgan Funds
                              P.O. Box 8407
                              Boston, MA 02266-8407


   o A check will be mailed to the name and address in which the account is registered.


 By Wire

   o This option must be elected either on the initial Account Registration Form or subsequently in writing.
   o Call 1-800-831-1146 with your request.
   o Wire redemption requests must be received before 4:00 p.m. (1:00 p.m. for the Principal Preservation Fund) for money to be wired the next business day.


 By Telephone

   o This service must be elected in advance, either on the initial Account Registration Form or subsequently in writing.
   o Call 1-800-831-1146 with your request.
   o The Fund will use reasonable procedures to confirm that the request is genuine.
   o Written confirmation will be provided and a check will be mailed to the name and address in which the account is registered.


 By Systematic Withdrawal Plan

   o Complete the appropriate section on the Account Registration Form or call 1-800-831-1146 to request a form to begin the plan.
   o To participate, you must own or purchase shares with a value of at least $10,000.
   o Withdrawals can be monthly, quarterly, semi-annually or annually. The minimum withdrawal amount is $100.
________________________________________________________________________________

x = check mark

--------------------------------------------------------------------------------
Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service, which the Funds do not charge.

Additional Information on Buying and Selling Fund Shares
--------------------------------------------------------------------------------
General Policies

The Funds reserve the right to:


   o reject any purchase order when a Fund determines that it is not in the best interest of the Funds or its shareholders to accept such order. This includes purchases or exchanges that are disruptive to the management of the Funds due to the timing of the investment or an investor's history of excessive trading.

   o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund's assets).

   o refuse purchase or exchange requests in excess of 1% of a Fund's total assets.

   o change the minimum investment amounts.

   o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

   o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.


Each Fund except the Principal Preservation Fund, may accept telephone orders. Unless you decline telephone privileges on your Account Registration Form, you may be responsible for any fraudulent telephone orders so long as the Funds take reasonable measures to verify the orders.

Minimum Balances

The Funds may redeem your remaining shares at NAV if the balance of your account falls below $500 due to redemptions. The Funds will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Funds may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges

Shares of a Fund may be exchanged for shares of any of the other Funds. An exchange involves the redemption of all or a portion of the shares of one fund and the purchase or shares of another fund. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements. Exchanges may be made by mail or by telephone if authorized on the Account Registration Form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders


The Funds mail monthly statements summarizing the activity in your account(s) including each purchase or sale of your Fund shares. To reduce expenses, whenever possible, the Funds may limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 1-800-831-1146.

Distributions and Taxes
--------------------------------------------------------------------------------

The Funds earn dividends, interest, and other income from their investments, and distribute this income (less expenses) to shareholders as dividends. The Funds also realize capital gains from their investments, and distribute these gains as described in the table below.

Reinvestment Option

Dividends and capital gain distributions will be reinvested automatically in the Funds unless you elect to receive them by check or ACH (automated clearing house). You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested on the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions

As with any investment, your investment in the Funds could have tax consequences for you. If you are not investing through a tax advantaged retirement account, you should consider these tax consequences. If you are a taxable investor, dividends you receive from a Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gain distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. Capital gain distributions are taxable as capital gains no matter how long you have owned your shares. This is true whether you reinvest your distributions or receive them in cash.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. Because the McMorgan Principal Preservation Fund expects to maintain a stable $1 share price, you should not have any gain or loss if you sell your shares in that Fund.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. Distributions declared

-------------------------------------------------------------------------------------------------------------
   Type of Distribution                        Declared & Paid                Federal Tax Status
-------------------------------------------------------------------------------------------------------------
   Dividends from Net Investment Income

     McMorgan Principal Preservation Fund      declared daily/paid monthly          ordinary income

     McMorgan Intermediate Fixed Income Fund   monthly                              ordinary income

     McMorgan Fixed Income Fund                monthly                              ordinary income

     McMorgan Balanced Fund                    quarterly                            ordinary income

     McMorgan Equity Investment Fund           quarterly                            ordinary income

   Short-term Capital Gains (all Funds)        annually                             ordinary income

   Long-term Capital Gains (all Funds)         annually                             capital gain

-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in December but paid in January are taxable as if they were paid in December. Fund distributions and gains from the sale of your Fund shares are generally subject to state and local taxes. Shareholders will be furnished information showing which portions of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the plan as to the tax consequences of their holding of, and transactions in Fund shares. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to certain U.S. tax certification requirements.

You should consult your own tax advisor for more specific information about federal, state and local tax consequences of an investment in a Fund.

--------------------------------------------------------------------------------
Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

   o provide your correct social security or taxpayer identification number,

   o certify that this number is correct,

   o certify that you are not subject to backup withholding, and

   o certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.
--------------------------------------------------------------------------------

Other Investment Strategies and Risks
--------------------------------------------------------------------------------
Other Potential Risks

Each Fund (except the Principal Preservation Fund) may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund, may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed to be derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Principal Preservation and Equity Investment Funds currently do not intend to invest in futures contracts or options.


Defense Investing

The Funds occasionally may take temporary defense positions that are inconsistent with each Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Funds may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When a Fund takes a temporary investment position, it may not achieve its investment goals.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand the Fund's financial performance for the past five years of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds during each year assuming you reinvested all dividends and distributions. Tait, Weller and Baker has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

------------------------------------------------------------------------------------------------------------------------------------
                                               McMorgan Principal Preservation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                       For the     For the      For the     For the      For the
                                                                     Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
                                                                      06/30/02    06/30/01     06/30/00    06/30/99     06/30/98
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of year .............................    $1.00       $1.00        $1.00       $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
   Net investment income ..........................................     0.02        0.06         0.05        0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations .............................     0.02        0.06         0.05        0.05         0.05
------------------------------------------------------------------------------------------------------------------------------------
   Less dividends:
   From net investment income .....................................    (0.02)      (0.06)       (0.05)      (0.05)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends ..............................................    (0.02)      (0.06)       (0.05)      (0.05)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of year ...................................    $1.00       $1.00        $1.00       $1.00        $1.00
====================================================================================================================================
   Total return ...................................................     2.41%       5.88%        5.48%       4.97%        5.41%

   Ratios/Supplemental Data:

   Net assets, end of year (in 000's) ............................. $141,127    $110,401      $71,038     $85,940      $48,184

   Ratio of expenses to average net assets before reimbursement
    and recovery of expenses by Advisor ...........................     0.47%       0.49%        0.51%       0.61%        0.67%

   Ratio of expenses to average net assets after reimbursement
    and recovery of expenses by Advisor ...........................     0.30%       0.30%        0.30%       0.30%        0.30%

   Ratio of net investment income to average net assets before
    reimbursement and recovery of expenses by Advisor .............     2.16%       5.47%        5.11%       4.53%        4.92%

   Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor .............     2.33%       5.66%        5.32%       4.84%        5.29%
====================================================================================================================================

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

------------------------------------------------------------------------------------------------------------------------------------
                                            McMorgan Intermediate Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the     For the      For the      For the     For the
                                                                   Year Ended  Year Ended   Year Ended   Year Ended  Year Ended
                                                                    06/30/02     06/30/01     06/30/00     06/30/99    06/30/98
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of year .............................   $10.50       $9.99       $10.26      $10.53       $10.26
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
   Net investment income ..........................................     0.56        0.60         0.58        0.57         0.60
   Net realized and unrealized gain (loss) on investments .........     0.06        0.51        (0.23)      (0.23)        0.27
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations .............................     0.62        1.11         0.35        0.34         0.87
------------------------------------------------------------------------------------------------------------------------------------
   Less dividends and distributions:
   From net investment income .....................................    (0.57)      (0.60)       (0.59)      (0.57)       (0.60)
   From capital gains .............................................    (0.09)       -           (0.03)      (0.04)           -
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions ............................    (0.66)      (0.60)       (0.62)      (0.61)       (0.60)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of year ...................................   $10.46      $10.50        $9.99      $10.26       $10.53
====================================================================================================================================
   Total return ...................................................     5.98%      11.37%        3.51%       3.25%        8.68%

   Ratios/Supplemental Data:

   Net assets, end of year (in 000's) ............................. $164,068    $207,924     $170,822    $153,096     $121,710

   Ratio of expenses to average net assets before reimbursement
    and recovery of expenses by Advisor ...........................     0.53%       0.50%        0.52%       0.52%        0.55%

   Ratio of expenses to average net assets after reimbursement
    and recovery of expenses by Advisor ...........................     0.50%       0.50%        0.50%       0.50%        0.50%

   Ratio of net investment income to average net assets before
    reimbursement and recovery of expenses by Advisor .............     5.19%       5.79%        5.79%       5.40%        5.74%

   Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor .............     5.22%       5.79%        5.81%       5.42%        5.79%

   Portfolio turnover .............................................    76.07%      56.64%       25.34%      40.40%       45.44%
====================================================================================================================================



                                                                                                                              27

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

------------------------------------------------------------------------------------------------------------------------------------
                                                   McMorgan Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the      For the       For the    For the      For the
                                                                   Year Ended  Year Ended    Year Ended  Year Ended  Year Ended
                                                                    06/30/02     06/30/01     06/30/00    06/30/99     06/30/98
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of year .............................   $10.74      $10.23       $10.52      $10.89       $10.44
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
   Net investment income ..........................................     0.60        0.62         0.63        0.61         0.62
   Net realized and unrealized gain (loss) on investments .........     0.12        0.52        (0.27)      (0.35)        0.47
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations .............................     0.72        1.14         0.36        0.26         1.09
------------------------------------------------------------------------------------------------------------------------------------
   Less dividends and distributions:
   From net investment income .....................................    (0.60)      (0.63)       (0.63)      (0.61)       (0.62)
   From capital gains .............................................        -           -        (0.02)      (0.02)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions ..............................    (0.60)      (0.63)       (0.65)      (0.63)       (0.64)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of year .................................   $10.86      $10.74       $10.23      $10.52       $10.89
====================================================================================================================================
   Total return ...................................................     6.81%      11.38%        3.52%       2.34%       10.71%

   Ratios/Supplemental Data:
   Net assets, end of year (in 000's) .............................  $29,292     $28,554      $22,045     $27,408      $22,202

   Ratio of expenses to average net assets before reimbursement
    and recovery of expenses by Advisor ...........................     0.89%       0.82%        0.76%       0.93%        1.17%

   Ratio of expenses to average net assets after reimbursement
    and recovery of expenses by Advisor ...........................     0.49%       0.50%        0.50%       0.50%        0.50%

   Ratio of net investment income to average net assets before
    reimbursement and recovery  of expenses by Advisor ............     4.87%       5.53%        5.71%       5.16%        5.26%

   Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor .............     5.27%       5.85%        5.97%       5.59%        5.93%

   Portfolio turnover .............................................    94.80%      58.66%       27.59%      29.32%       58.22%
====================================================================================================================================

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

------------------------------------------------------------------------------------------------------------------------------------
                                                     McMorgan Balanced Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the      For the      For the    For the      For the
                                                                   Year Ended  Year Ended   Year Ended  Year Ended   Year Ended
                                                                    06/30/02     06/30/01     06/30/00    06/30/99     06/30/98
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of year .............................   $18.15      $19.93       $20.15      $18.12       $15.30
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
   Net investment income ..........................................     0.48        0.52         0.55        0.50         0.47
   Net realized and unrealized gain (loss) on investments .........    (2.16)      (1.07)        0.07        2.10         2.82
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations .............................    (1.68)      (0.55)        0.62        2.60         3.29
------------------------------------------------------------------------------------------------------------------------------------
   Less dividends and distributions:
   From net investment income .....................................    (0.48)      (0.53)       (0.55)      (0.50)       (0.47)
   From capital gains .............................................    (0.48)      (0.70)       (0.29)      (0.07)           -
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions ............................    (0.96)      (1.23)       (0.84)      (0.57)       (0.47)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of year ...................................   $15.51      $18.15       $19.93      $20.15       $18.12
====================================================================================================================================
   Total return ...................................................    (9.65)%     (2.84)%       3.17%      14.60%       21.76%

   Ratios/Supplemental Data:
   Net assets, end of year (in 000's) ............................. $161,436    $175,681     $165,066    $154,615      $93,201

   Ratio of expenses to average net assets before reimbursement
    and recovery of expenses by Advisor ...........................     0.67%       0.65%        0.64%       0.64%        0.74%

   Ratio of expenses to average net assets after reimbursement
    and recovery of expenses by Advisor ...........................     0.60%       0.60%        0.60%       0.60%        0.60%

   Ratio of net investment income to average net assets before
    reimbursement and recovery of expenses by Advisor .............     2.70%       2.69%        2.73%       2.70%        2.87%

   Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor .............     2.77%       2.74%        2.77%       2.74%        3.01%

   Portfolio turnover .............................................    45.80%      38.09%       22.44%      18.58%       20.73%
====================================================================================================================================

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

------------------------------------------------------------------------------------------------------------------------------------
                                                 McMorgan Equity Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                    For the      For the      For the    For the      For the
                                                                   Year Ended  Year Ended   Year Ended  Year Ended   Year Ended
                                                                    06/30/02     06/30/01     06/30/00    06/30/99     06/30/98
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, beginning of year .............................   $24.57      $30.17       $30.37      $25.29       $19.71
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
   Net investment income ..........................................     0.21        0.19         0.23        0.23         0.23
   Net realized and unrealized gain (loss) on investments .........    (5.12)      (3.83)        0.30        5.21         5.62
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations .............................    (4.91)      (3.64)        0.53        5.44         5.85
------------------------------------------------------------------------------------------------------------------------------------
   Less dividends and distributions:
   From net investment income .....................................    (0.20)      (0.20)       (0.23)      (0.22)       (0.23)
   From capital gains .............................................    (0.41)      (1.76)       (0.50)      (0.14)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions ............................    (0.61)      (1.96)       (0.73)      (0.36)       (0.27)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, end of year ...................................   $19.05      $24.57       $30.17      $30.37       $25.29
====================================================================================================================================
   Total return ...................................................   (20.34)%    (12.44)%       1.80%      21.70%       29.89%

   Ratios/Supplemental Data:
   Net assets, end of year (in 000's) ............................. $196,914    $228,606     $260,033    $204,102     $128,541

   Ratio of expenses to average net assets before reimbursement
    and recovery of expenses by Advisor ...........................     0.71%       0.69%        0.67%       0.66%        0.75%

   Ratio of expenses to average net assets after reimbursement
    and recovery of expenses by Advisor ...........................     0.71%       0.69%        0.68%       0.75%        0.75%

   Ratio of net investment income to average net assets before
    reimbursement and recovery of expenses by Advisor .............     0.95%       0.69%        0.78%       0.95%        1.05%

   Ratio of net investment income to average net assets after
    reimbursement and recovery of expenses by Advisor .............     0.95%       0.69%        0.77%       0.86%        1.05%

   Portfolio turnover .............................................    14.95%      22.52%       13.68%       4.79%        0.57%
====================================================================================================================================

                       This page intentionally left blank

Additional Information
-----------------------

For investors who want more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports:

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders, including a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds and their investments and is incorporated herein by reference (legally forms a part of this prospectus).

You can get free copies of these reports and the SAI, request other information and ask questions about the Funds by contacting:

McMorgan Funds One Bush Street, Suite 800 San Francisco, CA 94104 Telephone:
800-788-9485
Internet address:  www.mcmorganfunds.com

These reports and other information about the McMorgan Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the McMorgan Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the SEC's Public Reference Section, please call 1-800-SEC-0330.

The McMorgan Funds' SEC File No. is 811-8370

                                October 15, 2002

                                 MCMORGAN FUNDS
                         (formerly called the McM Funds)


                MONEY MARKET FUND                                          BALANCED FUND

       McMorgan Principal Preservation Fund                           McMorgan Balanced Fund

                FIXED INCOME FUNDS                                         EQUITY FUND

         McMorgan Intermediate Fixed Income Fund                     McMorgan Equity Investment Fund
                McMorgan Fixed Income Fund

This Statement of Additional Information dated is not a prospectus. It should be read in conjunction with the McMorgan Funds' Prospectus dated October 15, 2002, and the Class Z Prospectuses dated October 15, 2002, which are incorporated by reference herein. Copies of the Prospectuses may be obtained without charge by contacting either the advisor or the Underwriter at the addresses and telephone numbers below or visit McMorgan Funds' website at http://www.mcmorgan.com.

Underwriter:                                Advisor:
NYLIFE Distributors Inc.                    McMorgan & Company LLC
169 Lackawanna Avenue                       One Bush Street, Suite 800
Parsippany, NJ 07054                        San Francisco, CA   94104
(973) 394-3000                              (800) 788-9485



The Annual Report, which contains important financial information about the McMorgan Funds, is incorporated by reference into this Statement of Additional Information and is also available without charge at the above phone numbers or addresses.

                                TABLE OF CONTENTS

                                 MCMORGAN FUNDS


                                                                                                      Page

Investment Policies and Related Risks..................................................................4
     Debt Securities...................................................................................4
     Floating and Variable Rate Securities.............................................................5
     Foreign Securities................................................................................5
     Futures and Options Transactions..................................................................5
         Futures Transactions..........................................................................5
         Futures on Debt Securities....................................................................7
         Securities Index Futures......................................................................7
         Options on Futures............................................................................8
         Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts........9
         Risks Associated With Futures and Future Options.............................................10
         Writing Call Options.........................................................................11
         Writing Put Options..........................................................................12
         Purchasing Options...........................................................................12
         Married Puts.................................................................................13
         Special Risks Associated With Options on Securities..........................................13
         Securities Index Options.....................................................................14
     Government Securities............................................................................14
     Illiquid Securities..............................................................................15
     Money Market Instruments.........................................................................15
     Mortgage-Backed and Asset-Backed Securities......................................................15
     Mortgage-Related and Other Asset-Backed Securities...............................................15
         Mortgage Pass-Through Securities.............................................................16
         GNMA Certificates............................................................................16
         Private Mortgage Pass-Through Securities.....................................................17
         Collateralized Mortgage Obligations ("CMOs").................................................18
         FHLMC Collateralized Mortgage Obligations ("FHLMC CMOs").....................................18
         Other Mortgage-Related Securities............................................................18
         CMO Residuals................................................................................19
         Stripped Mortgage-Backed Securities..........................................................20
         Risks Associated With Mortgage-Backed Securities.............................................20
         Other Asset-Backed Securities................................................................21
     Other Investments................................................................................21
     Repurchase Agreements............................................................................21
     Restricted Securities............................................................................21
     Reverse Repurchase Agreements....................................................................22
     Rule 144A Securities.............................................................................22
     Securities Lending...............................................................................22
     Securities of Other Investment Companies.........................................................22
     Short Sales Against The Box......................................................................22
     Swap Agreements..................................................................................23
     Technology Companies - Sector Focus..............................................................24
     Temporary Defensive Measures.....................................................................24
     Warrants.........................................................................................24
     When-Issued Securities...........................................................................25
Investment Restrictions...............................................................................25
Trustees and Officers.................................................................................28
Code of Ethics........................................................................................30
Control Persons and Principal Holders of Securities...................................................31
Investment Advisory and Other Services................................................................34
     Investment advisor...............................................................................34
     Transfer Agent...................................................................................35


                                                                                                      Page

     Administrator....................................................................................35
     Accounting Services Agent........................................................................36
     Custodian........................................................................................36
     Underwriter......................................................................................36
     Distribution Plan................................................................................37
     Independent Accountants..........................................................................37
Portfolio Transactions and Brokerage Commissions......................................................37
Corporate Governance/Proxy Voting.....................................................................39
Shares of Beneficial Interest.........................................................................39
Purchases, Redemptions and Pricing of Shares..........................................................40
     Purchase of Shares...............................................................................40
     Net Asset Value..................................................................................40
     Transfer of Securities...........................................................................41
     Redemptions......................................................................................41
Taxes.................................................................................................42
     Multi-Class Funds................................................................................42
     Distributions of Net Investment Income...........................................................42
     Distributions of Capital Gain....................................................................42
     Distributions of Five-Year Gain..................................................................42
     Effect of Foreign Investments on Distributions...................................................42
     Information on the Amount and Tax Character of Distributions.....................................43
     Election To Be Taxed as a Regulated Investment Company...........................................43
     Excise Tax Distribution Requirements.............................................................43
     Redemptions of Fund Shares.......................................................................43
     Wash Sales.......................................................................................43
     U.S. Government Securities.......................................................................44
     Dividends-Received Deduction For Corporations....................................................44
     Investment in Complex Securities.................................................................44
     Non-U.S. Investors...............................................................................44
Performance Information...............................................................................44
     Calculation of Performance Quotations............................................................44
     Average Annual Total Return......................................................................45
     Average Annual Total Return (After Taxes on Distributions).......................................46
     Average Annual Total Return (After Taxes on Distributions and Redemption)........................46
Audited Financial Statements..........................................................................48
Reports to Shareholders...............................................................................48
Appendix A............................................................................................49
     Explanation of Rating Categories.................................................................49
     Standard & Poor's Ratings Services...............................................................49
     Moody's Investors Service, Inc...................................................................50


                                 MCMORGAN FUNDS


McMorgan Funds (formerly called the McM Funds), One Bush Street, Suite 800, San Francisco, California, 94104, is an open-end, diversified management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). McMorgan Funds offers an unlimited authorized number of shares of beneficial interest (the "Shares") in the following series: McMorgan Principal Preservation Fund (the "Principal Preservation Fund"), McMorgan Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McMorgan Fixed Income Fund (the "Fixed Income Fund"), McMorgan Balanced Fund (the "Balanced Fund") and McMorgan Equity Investment Fund (the "Equity Investment Fund") (each a "Fund" and collectively the "Funds"). The Intermediate Fixed Income Fund, (the "Trust" or "Funds") Fixed Income Fund, Balanced Fund and Equity Investment Fund offer two classes of shares: McMorgan Funds shares and Class Z shares (referred to individually as a "class" and collectively as the "classes"). The Principal Preservation Fund does not offer Class Z shares.

Each Fund is a separate series of McMorgan Funds, (the "Trust" or "Funds") a Delaware business trust organized by a Trust Instrument dated February 3, 1994, as amended on May 9, 1994. The Trustees of McMorgan Funds may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

                      INVESTMENT POLICIES AND RELATED RISKS

The following supplements the information contained in the Prospectus concerning the investment policies and related risks of the Funds. The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

DEBT SECURITIES

Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund, and thus the net asset value ("NAV") of the shares of beneficial interest of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund's investments, changes in the relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Fund, and a decline in interest rates will increase the value of fixed income securities held by a Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

Since shares of the Funds represent an investment in securities with fluctuating market prices, the value of shares of each Fund will vary as the aggregate value of the Fund's portfolio securities increases or decreases. Moreover, the value of lower rated debt securities that a Fund purchases may fluctuate more than the value of higher rated debt securities. Lower rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Funds but will be reflected in the NAV of the Funds' shares.

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

When and if available, debt securities may be purchased at a discount from face value. From time to time, each Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the advisor, such securities have the potential for future income (or capital appreciation, if any).

FLOATING AND VARIABLE RATE SECURITIES

Each Fund may invest in floating and variable rate debt instruments.

The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. To be an eligible investment for the Principal Preservation Fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost.

Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of a fund's limitation on investments in such securities. The Principal Preservation Fund may not invest in inverse floaters.

FOREIGN SECURITIES

Each Fund (except Principal Preservation Fund) may invest in foreign securities only if such securities are American Depositary Receipts, European Depositary Receipts ("ADRs" and "EDRs"), or listed on a U.S. stock exchange. For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. In general, there is a large, liquid market in the United States for most ADRs. Each Fund may also invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Funds will not invest in unsponsored ADRs and EDRs.

Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as those related to changes in foreign currency exchange rates, future political and economic developments, the possible imposition of foreign withholding tax on the interest or dividend income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by a Fund.

FUTURES AND OPTIONS TRANSACTIONS

Futures Transactions

Each Fund, other than the Principal Preservation Fund, may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund's securities. The Equity Investment Fund does not currently intend to enter into such transactions. The Funds may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of a Fund's portfolio and for other appropriate risk management and investment purposes. For example, a Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of a Fund's portfolio of fixed-income securities. Such futures contracts would obligate the Fund to make or take delivery of certain debt securities or an amount of cash upon expiration of the futures contract, although most futures positions typically are closed out through an offsetting transaction prior to expiration.

Each Fund, other than the Principal Preservation Fund, may purchase and sell stock index futures to hedge the equity portion of those Funds' securities portfolios with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contract. The Funds do not intend to use U.S. stock index futures to hedge positions in securities of U.S. companies. These Funds may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of their portfolios. In addition, these Funds may, to the extent they invest in foreign securities, enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Each of the Funds may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges such as Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges. The Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund are not limited to the above-listed exchanges.

A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade which have been designated as "contract markets" or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indices and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank CDs, a municipal bond index and various stock indices.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodians (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, each Fund will mark-to-market its open futures positions. Moreover, each Fund will maintain sufficient liquid assets to cover its obligations under open futures contracts.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Futures On Debt Securities

Each Fund, other than the Principal Preservation Fund, may enter into future contracts on debt securities. The Equity Investment Fund does not currently intend to enter into such transactions. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Funds' advisor to reflect the fair value of the contract, in which case the positions will be valued pursuant to valuation procedures. See "Net Asset Value."

Hedging by use of futures on debt securities seeks to establish, more certainly than would otherwise be possible, the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly. Depending upon the types of futures contracts that are available to hedge a Fund's portfolio of securities or portion of a portfolio, perfect correlation between that Fund's futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when a Fund might wish to buy or sell a futures contract. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Securities Index Futures

Each Fund, other than the Principal Preservation Fund, may enter into securities index future Contracts. The Equity Investment Fund currently does not intend to enter into such transactions. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

Stock index futures may be used to hedge the equity portion of a Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Funds may enter into stock index futures to the extent that they have equity securities in their portfolios. Similarly, the Funds may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio or to gain exposure to particular markets represented by the index.

The Funds do not intend to use U.S. stock index futures to hedge positions in securities of non-U.S. companies.

Options On Futures

Each Fund, other than the Principal Preservation Fund, may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. The Equity Investment Fund currently does not intend to enter into such transactions. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

The purchase of put options on futures contracts is a means of hedging a Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of a Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

Limitations On Purchase And Sale Of Futures Contracts And Options On Futures Contracts

The Intermediate Fixed Income, Fixed Income and Balanced Funds will only enter into futures contracts or related options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. A Fund will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Fund's net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodians).

When selling a call option on a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodians (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options or forward contracts. See "Taxes."

Risks Associated With Futures And Futures Options

There are several risks associated with the use of futures contracts and futures options as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. If the price of a futures contract changes more than the price of the securities or currencies, the Fund will experience either a loss or a gain on the futures contracts which will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund's portfolio may decline. If this were to occur, the Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

Writing Call Options

Each Fund, except the Principal Preservation Fund, may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

A closing purchase transaction may be made only on a national or foreign securities exchange which provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires, or the Fund otherwise covers the existing option portion or the Fund delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the Funds may engage without limitation in the writing of options on U.S. government securities.


Writing Put Options

Each Fund, except the Principal Preservation Fund, may write covered put options. A put option is a short-term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by a Fund are agreements by a Fund, for a premium received by the Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by a Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

The premium which the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer could be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option respectively. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

In addition, the Funds may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Funds may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Trust's intention that each Fund qualify as such. Subject to the limitation that all call and put option writing transactions be covered, the Funds may engage without limitation in the writing of options on U.S. government securities.

Purchasing Options

Each Fund, except the Principal Preservation Fund, may purchase put or call options which are traded on an exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms the advisor deems to be of sufficient creditworthiness so as to minimize these risks. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities.

The Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The put options purchased by the Fund may include, but are not limited to, "protective puts" in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security which the Fund has the right to purchase. The Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

The Funds may also purchase call options on securities the Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

Married Puts

Each Fund, except the Principal Preservation Fund, may engage in a strategy known as "married puts." This strategy is most typically used when the Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale "against the box" (see "Short Sales Against the Box") but for various reasons is unable to do so. The Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, the Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" over-the-counter put option to sell the common stock to the broker and generally will write an over-the-counter "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

Holding the put option places the Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by the Fund. The writer of the put option may require that the Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see "Writing Call Options" above). In the event the stock price were to increase above the strike or exercise price of the option, the Fund would suffer a loss unless it first terminated the call by exercising the put.

Special Risks Associated With Options On Securities

Exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risk apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

A Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. A Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. The ability of a Fund to successfully utilize options may depend in part upon the ability of the advisor to forecast interest rates and other economic factors correctly.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Securities Index Options

The Funds may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements which may adversely affect the value of a Fund's securities. Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (2) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500(R) Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100(R) Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded on the following exchanges, among others: the Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.


The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the securities represented in the securities indices on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on a Fund's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Fund.

A Fund may sell securities index options prior to expiration in order to close out its positions in securities index options which it has purchased. A Fund may also allow options to expire unexercised.


GOVERNMENT SECURITIES

Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA"), by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. U.S. government securities also include government-guaranteed mortgage-backed securities. See "Mortgage-Backed and Asset-Backed Securities."

U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

ILLIQUID SECURITIES

Each Fund will not invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to these percentage limits (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This includes repurchase agreements maturing in more than seven days. Difficulty in selling securities may result in a loss or may be costly to a Fund. Under the supervision of the Trustees, the advisor determines the liquidity of a Fund's investments; in doing so, the advisor may consider various factors, including
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities will be valued in such manner as the Trustees in good faith deems appropriate to reflect their fair market value.

MONEY MARKET INSTRUMENTS

Money market instruments in which a Fund may invest include, but are not limited to, the following: short-term corporate obligations, letters of credit backed by commercial paper, time deposits, variable and floating rate notes, master demand notes and bank obligations. The Principal Preservation Fund will not engage in trading securities.

Bank obligations include bankers' acceptances and negotiable certificates of deposit issued by a U.S. bank, savings bank or savings association that is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation. Investments in bank obligations are limited to the obligations of financial institutions having $1 billion or more in total assets at the time of purchase.

Investments by a Fund in commercial paper will consist of issues that are rated "A-1" or better by S&P or "Prime-1" by Moody's, and regarding up to 5% of the Principal Preservation Fund, commercial paper rated "A-2" by S&P or "Prime-2" by Moody's. In addition, a Fund may acquire unrated commercial paper that is determined by the advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund. Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The Fund may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

Time deposits carry some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-Related And Other Asset-Backed Securities

Each fund may buy mortgage-related and asset-backed securities. Mortgage-related and asset-backed securities are securities that derive their value from underlying pools of loans that may include interests in pools of lower rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment. Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&Ls, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Funds, to the extent permitted in the prospectus, may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "collateralized mortgage obligations"), and in other types of mortgage-related securities. While principal and interest payments on some mortgage-related securities may be guaranteed by the u.s. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

A Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations such as the GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), or (ii) privately issued securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated, of comparable investment quality as determined by the Fund's investment adviser. The Principal Preservation Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, if any such security is determined to be illiquid, a Fund will limit its investments in these instruments subject to a Fund's limitation on investments in illiquid securities.

Mortgage Pass-Through Securities

Mortgage pass-through securities are interests in pools of mortgage-related securities. Such interests differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).

GNMA Certificates

The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the non-governmental pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's advisor determines that the securities meet the Fund's quality standards.

Private Mortgage Pass-Through Securities

Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's advisor determines that the securities meet the Fund's quality standards.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Fund may purchase mortgage-related securities or any other assets which, in the opinion of the Fund's advisor, are illiquid subject to a Fund's limitation on investments in illiquid securities.

Collateralized Mortgage Obligations ("Cmos")

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first call has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bonds currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations ("FHLMC CMOS")

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities

Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

The Funds' advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund's advisor will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

CMO Residuals

CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

Under certain circumstances, a Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of that Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a Fund.

CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Fund will consider this rule in determining whether to invest in residual interests.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Risks Associated With Mortgage-Backed Securities

 As is the case with other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisor to forecast interest rates and other economic factors correctly. If the Fund's advisor incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

Other Asset-Backed Securities

The Funds' advisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

OTHER INVESTMENTS

The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements to earn income. A Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the advisor pursuant to guidelines established by the Board of Trustees. During the term of any repurchase agreement, the advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. No more than 10% of a Fund's net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered to be collateralized loans by a Fund under the 1940 Act.

Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Principal Preservation Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES

Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act, to no more than 10% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Board of Trustees.

Restricted securities have no ready market and are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A or Section 4(2) under the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board of Trustees). Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder (i.e., the Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted securities will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

REVERSE REPURCHASE AGREEMENTS

Each Fund may obtain funds for temporary defensive purposes by entering into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. government securities or other high-grade liquid debt obligations having a value at least equal to the repurchase price, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed in the section entitled "Investment Restrictions."

RULE 144A SECURITIES

Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

To increase return on portfolio securities, each Fund (except Principal Preservation Fund) may lend its portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. A Fund will not lend portfolio securities in excess of one-third of the value of its respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the advisor to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in securities in which the fund is permitted to invest. In addition, each fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include limits to its investments in securities issued by other investment companies, so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund or funds as a whole. As a shareholder of another investment company, each fund would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that a fund bears directly in connection with its own operations.

SHORT SALES AGAINST THE BOX

A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. A Fund may enter into a short sale against the box to, among other reasons, hedge against a possible market decline in the value of the security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may segregate assets, equal in value to 50% of the value of the short sale, in a special account with the Fund's custodians. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker, with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. If a broker, with which the Fund has open short sales, were to become bankrupt, the Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the advisor believe are creditworthy.

SWAP AGREEMENTS

Each Fund, other than the Principal Preservation Fund, may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. The Equity Investment Fund currently does not intend to enter into such transactions. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a "net" basis. Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the advisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such securities are determined to be illiquid, then a Fund will limit its investment in these securities subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The advisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code") may limit the Funds' ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are largely excluded from regulation under the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exclusion, a swap agreement must be entered into by "eligible contract participants," which include financial institutions, investment companies and subject to regulation under the 1940 Act the following, provided the participants' total assets exceed established levels: commodity pools, corporations, partnerships, proprietorships, organizations, trusts or other entities, employee benefit plans, governmental entities, broker-dealers, futures commission merchants, natural persons, or regulated foreign persons. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must be subject to individual negotiation by the parties and may not be executed or traded on trading facilities other than qualifying electronic trading facilities.

TECHNOLOGY COMPANIES - SECTOR FOCUS

To the extent that a Fund has significant investments in one or a few sectors, it is subject to more risk than a fund that maintains broad sector diversification. The Equity Investment Fund and the equity portion of the Balanced Fund currently have, but may not always have weightings similar to the S&P 500 Index (but are not necessarily the same securities).

Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. In addition, the prices of technology issuers may be influenced not only by developments relating to the company, but by factors which affect the sector, even if those factors are not relevant to the company. Smaller technology companies may be sensitive to increases in interest rates, as such an increase could make it more difficult for an issuer to borrow money to expand. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and therefore the value of their securities. In addition, many internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated or that technology will rapidly change.

TEMPORARY DEFENSIVE MEASURES


For temporary and defensive purposes, each Fund (except Principal Preservation
Fund) may invest up to 100% of its total assets in investment grade short-term fixed-income securities (including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

WARRANTS

A Fund may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

WHEN-ISSUED SECURITIES

Each Fund may from time to time purchase securities on a "when-issued" basis. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's NAV. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund. The Trustees do not believe that a Fund's NAV or income will be exposed to additional risk by the purchase of securities on a when-issued basis. Each Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectuses and this SAI, and the Funds' objectives as described in the Prospectuses, all other investment policies and practices described may be changed by the Board of Trustees without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectuses, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

Except as set forth under "Investment Objectives" and "Investment Strategies" in the Prospectus, each Fund may not:

     (1) As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities), if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

     (2) Purchase or sell real estate (but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

     (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

     (4)  Make investments in securities for the purpose of exercising control;

     (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

     (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

     (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

     (8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

     (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act;

     (11) Invest in puts, calls, straddles or combinations thereof except to the extent otherwise disclosed in the
          Prospectus; and

     (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

In addition to each Fund's fundamental investment restrictions, the Trustees have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

The Funds will not invest: (1) more than 5% of their respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of their holdings of common stocks; and (2) purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of its investment advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors of the Fund or of its investment advisor who own more than 1/2 of 1%, own in aggregate, more than 5% of the outstanding securities of such issuer.

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation. With respect to investment in illiquid securities, a Fund will consider taking measures to reduce the holdings of illiquid securities if they exceed the percentage limitation as a result of changes in the values of the securities as if liquid securities have become illiquid.

                              TRUSTEES AND OFFICERS


McMorgan Funds has a Board of Trustees that establishes each Fund's policies and supervises and reviews the management of each Fund. The officers of McMorgan Funds and the advisor administer the day-to-day operations of the Funds pursuant to the terms of the Investment Advisory Agreement with each Fund.

Information pertaining to the Trustees and executive officers of McMorgan Funds is set forth below.



------------------------------------------------------------------------------------------------------------------
Name, Address              Position (s)        Term of Office and    Principal        Number of    Other
and Age                    Held with Fund      Length of Time        Occupation (s)   Portfolios   Directorships
                                               Served1               During Past 5    in Fund      Held by
                                                                     Years            Complex      Trustees
                                                                                      Overseen
                                                                                      by Trustee
------------------------------------------------------------------------------------------------------------------
Terry O'Toole*             Chairman &          Since inception       President &
McMorgan & Company LLC     President                                 CEO, McMorgan         5       N/A
One Bush Street                                                      & Company LLC
San Francisco, CA  94104

54
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum       Trustee             Since inception       Independent           5       N/A
1299 Ocean Avenue                                                    Consultant
Suite 333
Santa Monica, CA  90401

60
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Walter B. Rose             Trustee             Since inception       President,            5       N/A
Venture Consulting Corp.                                             Venture
333 South Grand Avenue                                               Consulting
Suite 4250                                                           Corp. (1998 -
Los Angeles, CA  90071                                               Present);
                                                                     prior thereto,
55                                                                   President,
                                                                     McBain, Rose
                                                                     Partners
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
S. D. Sicotte              Trustee             Since 12/96           Retired; prior        5       N/A
2047 Byron Street                                                    thereto,
Palo Alto, CA  94301                                                 Chairman &
                                                                     CEO, Hemming
71                                                                   Morse, Inc.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Deane A. Nelson, CFA*      Vice President &    Since inception       Vice                  5       N/A
McMorgan & Company LLC     Secretary                                 President,
One Bush Street                                                      McMorgan &
San Francisco, CA  94104                                             Company LLC

55
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Robert M. Hirsch*          Compliance          Since inception       General               5       N/A
McMorgan & Company LLC     Officer                                   Counsel,
One Bush Street                                                      McMorgan &
San Francisco, CA  94104                                             Company LLC

48
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Mark R. Taylor*            Treasurer           Since 10/01           Vice                  5       N/A
McMorgan & Company LLC                                               President,
One Bush Street                                                      McMorgan &
San Francisco, CA  94104                                             Company LLC;
                                                                     former Trustee
43                                                                   of McMorgan
                                                                     Funds
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

--------
(1) Each Trustee and Officer serves for an indefinite term, until his resignation, death or removal.
*    An "interested person" as defined in the 1940 Act.

The Board of Trustees oversees the Funds and the advisor. The committees of the Board include the Audit Committee and Compensation Committee.

The purpose of the Audit Committee, which meets on an as needed basis, is: (1) to oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; and (3) to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The members of the Audit Committee are Walter B. Rose, Kenneth I. Rosenblum and S.D. Sicotte.


The purpose of the Compensation Committee is to set the compensation of the Trustees, who are not "interested persons" of the Trust. The members of the Compensation Committee are Walter B. Rose, Kenneth I. Rosenblum and S.D. Sicotte.


The non-interested Trustees of McMorgan Funds each receive a fee of $9,000 per year, plus $1,000 per meeting and expenses for each meeting of the Board of Trustees they attend. No officer or employee of McMorgan & Company LLC receives any compensation from McMorgan Funds for acting as a Trustee of McMorgan Funds.



                               COMPENSATION TABLE

---------------------------------------------------------------------------------------------------------------------------
                                                 PENSION OR
                            AGGREGATE           RETIREMENT
                          COMPENSATION       BENEFITS ACCRUED       ESTIMATED ANNUAL                 TOTAL COMPENSATION
    NAME OF PERSON,          FROM THE            AS PART OF           BENEFITS UPON                     FROM THE TRUST
       POSITION               TRUST            FUND EXPENSES           RETIREMENT                      PAID TO TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Walter B. Rose,              $14,000                 0                        0                         $14,000
 Trustee
---------------------------------------------------------------------------------------------------------------------------
Kenneth I. Rosenblum,        $14,000                 0                        0                         $14,000
Trustee
---------------------------------------------------------------------------------------------------------------------------
S.D. Sicotte,                $14,000                 0                        0                         $14,000
 Trustee
---------------------------------------------------------------------------------------------------------------------------


The officers of the Trust receive no compensation directly from McMorgan Funds for performing the duties of their offices.

                               INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                              DOLLAR RANGE OF EQUITY SECURITIES           ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
    NAME OF TRUSTEE                    IN THE TRUST                       BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
---------------------------------------------------------------------------------------------------------------------------

  Terry A. O'Toole              $50,001 - $100,000 (Principal                            Over $100,000
                                     Preservation Fund)

                          Over $100,000 (Intermediate Fixed Income
                                            Fund)

                              Over $100,000 (Fixed Income Fund)


                                Over $100,000 (Balanced Fund)


                           Over $100,000 (Equity Investment Fund)
---------------------------------------------------------------------------------------------------------------------------

                                                        NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------------------
    NAME OF TRUSTEE                 Dollar Range of Equity              Aggregate Dollar Range of Equity Securities
                                                                           in All Registered Investment Companies
                                                                        Overseen by Trustee in Family of Investment
                                    Securities in the Trust                              Companies
---------------------------------------------------------------------------------------------------------------------------

  Walter B. Rose          $1 - $10,000 (Principal Preservation Fund)                   Over $100,000

                             $10,001 - $50,000 (Intermediate Fixed
                                         Income Fund)

                               $1 - $10,000 (Fixed Income Fund)

                                 $1 - $10,000 (Balanced Fund)

                          $50,001 - $100,000 (Equity Investment Fund)
---------------------------------------------------------------------------------------------------------------------------

Kenneth I. Rosenblum                          N/A                                           N/A

---------------------------------------------------------------------------------------------------------------------------

  S.D. Sicotte            $50,001 - $100,000 (Principal Preservation  Fund)             Over $100,000



                               $10,001 - $50,000 (Balanced Fund)
---------------------------------------------------------------------------------------------------------------------------

In connection with the approval or re-approval of the Funds' Investment Advisory Agreement, the Trustees, including those Trustees who are not "interested persons" of the Trust, requested, received and reviewed a wide variety of information. In approving or re-approving the agreements, and in evaluating the fairness of the compensation to be paid by each Fund, the Trustees took into account principally the nature, quality and extent of the services performed by the advisor, in relation to fees received under the agreement. Thus, the Trustees considered the personnel, technical resources, operations, financial condition and investment management capabilities, methodologies and performance of the advisor. The Trustees also considered other factors, including the performance of other funds in the market pursuing broadly similar strategies, the fees and expenses borne by those funds, the costs to the advisor of providing the services, and the profitability of the relationship with the Funds. In addition, the Trustees considered the brokerage services received by the Funds. These factors were considered by the Trustees at large, and also were considered by the independent Trustees meeting separately. Based on this review, it was the judgment of the Trustees and the independent Trustees that approval or re-approval of the agreements was in the interests of the Funds and their shareholders.

                                 CODE OF ETHICS

The Trust and the advisor have adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. Each Code of Ethics permits personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. Without prior approval from the designated compliance officer, the officers, directors or trustees and advisory personnel of the Trust and advisor with substantial responsibility or with knowledge of the investments made by the advisor on behalf of its clients, including the Funds, are prohibited from purchasing or selling any security which he or she knows:

           (i) is being considered for purchase or sale by the advisor for a client;

           (ii)   is being purchased or sold by the advisor for a client; or

           (iii) is the subject of non-public material information relating to the security and known to that person.

Moreover, portfolio managers and trading personnel of the advisor are prohibited from engaging in any transaction for their own account that involves a limited opportunity from which a client could otherwise benefit. All access persons must obtain prior approval of any personal securities transaction involving an initial public offering or limited offering (private placement). All access persons who are registered representatives must obtain prior approval of any personal securities transactions.

Independent Trustees of the McMorgan Funds are not subject to the pre-clearance provisions of the Trust's Code if they have no knowledge of a Fund's intended investments.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 25, 2002, the Trustees and officers of the Trust, individually and as a group, owned beneficially less than 1% of the outstanding shares of the McMorgan Fund shares of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund. The Trustees and officers of the Trust, individually and as a group, owned beneficially 1.3% of the Equity Investment Fund.

As of September 25, 2002, no person owned beneficially or of record 5% or more of the Trust. As of September 25, 2002 the following persons owned beneficially more than 5% of the outstanding voting shares of the McMorgan Funds class of the following series:

Principal Preservation Fund -

       Name & Address of Beneficial Owners                                   Percentage
       ------------------------------------                                  ----------
       McMorgan & Company LLC Retention Bonus Plan                               10.83%
       Trst dtd 9/28/2001
       San Francisco, CA


       New York Life Trust Company                                                8.64%
       Client Accounts
       New York, NY


       ADMR Operating Engineers                                                   6.50%
       Participating Emp. Pre App & Journeyman action Training Fund
       Oakland, CA

       Cement Masons Vacation and Holiday Fund                                    6.19%
       Suisun, CA



Intermediate Fixed Income Fund -

       Name & Address of Beneficial Owners                                   Percentage
       -----------------------------------                                   ----------

       Amalgamated Bank of NY                                                     7.31%
       Trst Stationary Engineers
       New York, NY


       Northern California Carpenters                                             6.11%
       Oakland, CA



Fixed Income Fund -

       Name & Address of Beneficial Owners                                   Percentage
       -----------------------------------                                   ----------

       Trst Ind Carpenters & Precast Pen Fund                                    30.78%
       Alameda, CA


       USW Education and Scholars Fund dtd 8/11/95                                7.89%
       Cleveland, OH

       New York Life Trust Company                                                7.62%
       Client Accounts
       New York, NY

       IBEW Local 48                                                              5.74%
       Portland, OR

Balanced Fund -

       Name & Address of Beneficial Owners                                   Percentage
       -----------------------------------                                   ----------

       PS&SI Local 290                                                           14.32%
       San Diego, CA

       UA Local 38 Pipe Trades Defined Contribution Plan                         13.28%
       San Francisco, CA


       New York Life Trust Company                                                9.54%
       Client Accounts
       New York, NY



       Plumbers & Pipefitters Local Union No. 286                                 6.91%
       Goodlettsville, TN


       Wendel & Co. Acct# 831428                                                  5.19%
       New York, NY

Equity Investment Fund -

       Name & Address of Beneficial Owners                                   Percentage
       ------------------------------------                                  ----------

       Operating Engineers Health & Welfare Trust Fund                           13.27%
       New York, NY

       New York Life Trust Company                                               10.63%
       Client Accounts
       New York, NY

       BAC Local 3 Pension Plan                                                   5.30%
       San Diego, CA

*       Pursuant to the definitions set forth in the 1940 Act, as of September
        25, 2002 these persons are deemed "control persons" by nature of their significant holdings in the respective Fund. This does not mean, however, that these persons manage the affairs of the Funds. The advisor maintains sole responsibility over the affairs of the Funds pursuant to its Investment Advisory Agreement with the Funds.



As of September 25, 2002 the following persons owned beneficially more than 5% of the outstanding voting shares of the Class Z of the following series:


Intermediate Fixed Income Fund - Class Z

       Name & Address of Beneficial Owners                                     Percentage
       -----------------------------------                                     ----------

       UA Local 393 Defined Contribution Plan                                    96.87%
       Phoenix, AZ

Fixed Income Fund - Class Z

       Name & Address of Beneficial Owners                                     Percentage

       Local 104 Supplemental Pension Plan                                       60.90%
       Phoenix, AZ

       Pipe Trades 36                                                            19.70%
       Phoenix, AZ

       Local 104 Supplemental Pension Plan IGA                                    8.77%
       Phoenix, AZ


Balanced Fund - Class Z
       Name & Address of Beneficial Owners                                     Percentage
       -----------------------------------                                     ----------
       IBEW Local 332 Pension Plan                                               51.12%
       Concord, CA

       Local 104 Supplemental Pension Plan                                       20.75%
       Phoenix, AZ

       Pipe Trades 36                                                            15.82%
       Phoenix, AZ

       UA Local 393 Defined Contribution Plan                                    12.31%
       Phoenix, AZ

Equity Investment Fund - Class Z
       Name & Address of Beneficial Owners                                     Percentage
       -----------------------------------                                     ----------

       Local 104 Supplemental Pension Plan                                       44.22%
       Phoenix, AZ


       UA Local 393 Defined Contribution Plan                                    30.48%
       Phoenix, AZ


       Pipe Trades 36                                                            20.87%
       Phoenix, AZ



                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISOR

Each Fund has entered into an investment advisory agreement ("Advisory Agreement") with McMorgan & Company LLC (the "advisor"), One Bush Street, Suite 800, San Francisco, CA 94104, a wholly-owned subsidiary of New York Life Investment Management Holdings LLC. For providing investment advisory services, each Fund pays the advisor a monthly fee at the following annual rates based on each Fund's average daily net assets before any fee waiver as follows: Principal Preservation Fund - 0.25%, Intermediate Fixed Income Fund - 0.35%, Fixed Income Fund - 0.35%, Balanced Fund - 0.45% and Equity Investment Fund - 0.50%. The advisor has voluntarily undertaken to reduce some or all of its management fee to keep total annual operating expenses at or below the following percentages of each Fund's McMorgan Funds Class average net assets: Principal Preservation Fund (0.30%), Intermediate Fixed Income Fund (0.50%), Fixed Income Fund (0.50%), Balanced Fund (0.60%) and Equity Investment Fund (0.75%). While the advisor has not undertaken to limit the total annual operating expenses of the Class Z shares, the advisory fee waiver would also apply to these shares. Such fee waivers and expense reimbursements may be terminated at any time at the discretion of the advisor on 60 days' notice. Any fee reductions or expense reimbursements made by the advisor are subject to reimbursement by the appropriate Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations.

New York Life Insurance Company, located in New York, New York, is deemed a control person of the advisor by reason of its ownership of New York Life Investment Management Holdings LLC, which wholly owns the advisor.

Each Advisory Agreement remains in effect for two years following its initial effective date, and continues in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules there under) and, in either case, by a majority of the Trustees who are not "interested persons" (as the term is defined in the 1940
Act) of the Trust or advisor (the "Independent Trustees").

The advisor has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed.

Under the Advisory Agreement on behalf of each Fund, the advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds or a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations there under.

The Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the advisor. The advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Funds. The Advisory Agreements terminate automatically in the event of their assignment.

For the fiscal years ended June 30, 2002, 2001, and 2000 McMorgan & Company LLC or McMorgan & Company (the advisor's predecessor) were paid advisory fees and expense recoveries after expense reimbursements and fee waivers as follows:



                                           Year Ended              Year Ended          Year Ended
             Series                       June 30, 2002           June 30, 2001       June 30, 2000
             ------                       -------------           -------------       -------------

Principal                                    $99,784                 $63,544            $29,694
Preservation Fund

Intermediate Fixed Income                   $635,376                $656,509           $533,604
Fund

Fixed Income Fund                                 $0                  $7,424            $23,311

Balanced Fund                               $678,717                $712,590           $674,848

Equity Investment                         $1,138,704              $1,270,983         $1,192,631
Fund




General expenses of the Funds (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses that relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund. Expenses that relate exclusively to a particular class of shares will be borne directly by that class.

For the fiscal years ended June 30, 2002, 2001, and 2000, McMorgan & Company LLC or McMorgan & Company (the advisor's predecessor) reimbursed the Funds for certain recoverable expenses as follows:


                                             Year Ended                 Year Ended              Year Ended
             Series                         June 30, 2002              June 30, 2001           June 30, 2000
             ------                         -------------              -------------           -------------
Principal
Preservation Fund                             $232,736                   $185,325                $148,962

Intermediate
Fixed Income Fund                              $65,222                     $5,578                 $26,886

Fixed Income Fund                             $130,209                    $81,335                 $69,988

Balanced Fund                                 $132,526                    $85,602                 $67,866

Equity Investment
Fund                                                $0                     $1,339                      $0


TRANSFER AGENT

NYLIM Service Company LLC, which has its principal business address at 169 Lackawanna Avenue, Parsippany, NJ 07054, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, NYLIM Service Company LLC maintains records pertaining to the sale and redemption of Fund shares and will distribute each Fund's cash dividends to shareholders. NYLIM Service Company is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

ADMINISTRATOR

New York Life Investment Management LLC serves as the administrator for the Funds. The services include the day-to-day administration of matters necessary to the Funds' operations, maintenance of records and books, preparation of reports, and compliance monitoring. For providing administrative services to the Funds, New York Life Investment Management LLC receives from each Fund a basic fee, computed daily and paid monthly. New York Life Investment Management LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

The Funds paid the following administration fees to New York Life Investment Management LLC and the prior administrator for the fiscal years ended June 30, 2002, 2001 and 2000:


                                           Fiscal Year                Fiscal Year           Fiscal Year
Series                                      End 2002                   End 2001              End 2000
------                                      --------                   --------              --------
Principal Preservation
Fund                                          $68,289                  $45,793               $38,502

Intermediate Fixed
Income Fund                                  $112,873                  $88,388               $94,208

Fixed Income Fund                             $30,224                  $11,463               $12,292

Balanced Fund                                $104,532                  $87,617               $95,523

Equity Investment Fund                       $131,088                 $130,428              $135,138



ACCOUNTING SERVICES AGENT

New York Life Investment Management LLC also serves as the accounting agent for the Funds and maintains the accounting books and records of the Funds, calculates each Fund's net asset value in accordance with the provisions of that Fund's current Prospectus and prepares for Fund approval and use various government reports, tax returns, and proxy materials. For providing accounting services to the Funds, New York Life Investment Management LLC receives from each Fund an annual fee, computed daily and paid monthly. New York Life Investment Management LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

CUSTODIAN

The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Funds' assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Funds (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and makes disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities and (v) makes periodic reports to the Trustees concerning the Funds' operations. For these services, The Bank of New York charges an asset-based fee and certain transaction fees.

UNDERWRITER

NYLIFE Distributors Inc., a corporation organized under the laws of Delaware, serves as the distributor and principal underwriter (the "Distributor") of each Fund's shares pursuant to a Distribution Agreement. The Distributor and other broker-dealers will pay commissions to salesmen as well as the cost of printing and mailing prospectuses to potential investors and of any advertising incurred by them in connection with their distribution of Trust shares. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale. The Distributor is not obligated to sell any specific amount of the Trust's shares. The Distributor receives distribution plan payments. The Trust anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time with respect to any Fund or class or group of Funds or classes.

The Distribution Agreement remains in effect for two years following its initial effective date, and continues in effect if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Trust's Independent Trustees, upon 60 days' written notice to the Distributor, or by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Trust. The Distribution Agreements will terminate in the event of their assignment.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan on behalf of the Class Z shares of the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits each Fund to pay certain expenses associated with the distribution and servicing of its shares. The Plan provides that the applicable Fund will reimburse NYLIFE Distributors Inc. or a third party administrator for actual distribution and shareholder servicing expenses incurred not exceeding, on an annual basis, 0.25% of each Fund's average daily net assets.

Plan revenues may be used to reimburse certain third parties that provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

In adopting the Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit each Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. The Trustees adopted the Plan because of its anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of the Funds' shares, an enhancement in each Fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each Fund's positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities among the Funds will be allocated among the Funds in proportion to their net assets. The Board of Trustees concluded that there was a reasonable likelihood that each of the applicable Funds and their shareholders would benefit from the adoption of the Plan.

The Plan is subject to annual approval by the Trustees and is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class or Fund. Pursuant to the Plan, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If the Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or Fund as to which it has not been terminated (or has been renewed). Although there is no obligation for the Trust to pay expenses incurred by the Underwriter in excess of those paid to the Underwriter under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees.

Because amounts paid pursuant to the Plan are paid to the Underwriter, the Underwriter and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plan. None of the Trustees has a financial interest in the operation of the Plan. For the fiscal year ended June 30, 2002, the Class Z shares of the Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund and the Equity Investment Fund paid, $2,491, $5,947, $19,551 and $36,786 respectively in 12b-1 fees to NYLIFE Distributors Inc.

All payments made pursuant to the Plan are made for the purpose of selling shares issued by the applicable Funds.


INDEPENDENT ACCOUNTANTS


The accounting firm of Tait, Weller & Baker, Eight Penn Center Plaza, Suite 800, Philadelphia, PA 19103, has been designated as independent accountant for each Fund. Tait, Weller & Baker performs annual audits of each Fund and is periodically called upon to provide tax advice.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The advisor is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed-income securities in which a Fund invests are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to each Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. The advisor also considers the nature and character of the markets for the security to be purchased or sold.

The Funds may execute portfolio transactions with brokers or dealers that provide products and services. These products and services may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced the advisor's normal research activities in providing investment advice to the Funds. The advisor's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Brokers or dealers that execute transactions for the Funds may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing the Funds to pay such higher commissions, the advisor will make a good faith determination that the commissions are reasonable in relation to the value of the products and services provided viewed in terms of the particular transaction for a Fund or the advisor's overall responsibilities to the Funds or other investment companies and investment accounts. Typically, these products and services assist the advisor or its affiliates in terms of its overall investment responsibilities to the Funds and other investment companies and investment accounts; however, each product or service received may not benefit the Funds.

The Trustees of the Funds periodically review the advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

The advisor may also be responsible for the placement of portfolio transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion. Research services furnished by dealers through whom the Funds effect securities transactions may be used by the advisor in servicing all of its accounts; not all such services may be used in connection with the Funds. In the opinion of the advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including each Fund). When two or more Funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable to each Fund. In some cases this system could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions and prices for the Fund. The advisor will attempt to allocate equitably portfolio transactions among each Fund and others whenever concurrent decisions are made to purchase or sell securities by a Fund and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

For futures transactions, the selection of an FCM is generally based on the overall quality of execution and other services, including research, provided by the FCM. Futures transactions are executed and cleared through FCMs who receive commissions for their services.

The Funds paid the following aggregate brokerage commissions for the fiscal years ended June 30, 2002, 2001 and 2000:

                                              Fiscal Year             Fiscal Year             Fiscal Year
     Series                                    End 2002                End 2001                End 2000
     ------                                    --------                --------                --------
     Balanced Fund                             $12,129                 $47,003                 $30,957

     Equity
     Investment Fund                           $41,842                 $89,567                 $77,806



The Principal Preservation Fund, the Intermediate Fixed Income Fund and the Fixed Income Fund paid no brokerage commissions during the three preceding fiscal years. However, these Funds pay spreads in connection with portfolio transactions.


                        CORPORATE GOVERNANCE/PROXY VOTING

No Fund intends to direct or administer the day-to-day operations of any company. A Fund, however, may exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to management, the Board of Trustees, shareholders of a company, and holders of other securities of the company when the advisor determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities in which a Fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. The advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a Fund and the risk of actual liability if a Fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. Upon request a copy of the Funds' proxy voting policy and proxy voting record will be made available to any shareholder.


                          SHARES OF BENEFICAL INTEREST

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Funds has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Trust Instrument expressly provides that the Trust has been organized under Delaware law and that the Trust Instrument will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. The Trust Instrument provides for the indemnification of any shareholders held personally liable for any obligations of the Trust or a Fund.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

PURCHASE OF SHARES

The shares of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund offer one class of shares with no sales charge or Rule 12b-1 fees. Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund also offer Class Z shares which have no sales charge, but are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Class Z shares are continuously offered only through broker-dealers, financial institutions and financial intermediaries that have selling agreements with the Funds.

NET ASSET VALUE

The Trust determines the NAV per share of each class of each Fund on each day the New York Stock Exchange ("NYSE") is open for trading. NAV per share is calculated as of the close of the first session of the NYSE (currently 4:00 pm, New York time) for each class of shares of each Fund by dividing the current market value (amortized cost, in the case of the Principal Preservation Fund) of the total assets attributable to that class, by the total number of outstanding shares of that class.

Portfolio securities of the Principal Preservation Fund are valued at their amortized cost (in accordance with the Fund's Amortized Cost Procedures adopted to implement the requirements of Rule 2a-7 under the 1940 Act), which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Principal Preservation Fund may tend to be higher than a computation made by a fund with identical investments utilizing a method of valuation based upon prevailing market prices and estimates of such market prices for all of its portfolio instruments. Thus, if the use of amortized costs by the Principal Preservation Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investing in a fund utilizing solely market values, and existing shareholders in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

Portfolio securities of each of the other Funds are valued:

         (a) by appraising common and preferred stocks which are traded on the NYSE or other exchanges and the National Association of Securities Dealers National Market System ("NMS") at the last sales price of the NYSE on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price on the NYSE (NOTE: excessive spreads or infrequent trading may indicate a lack of readily available market quotations which may then be "fair valued" in accordance with fair valuation policies established by the Board);
         (b) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the NMS) at the closing bid price supplied through such system;
         (c) by appraising over-the-counter and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by the advisor, or if the prices are deemed by the advisor not to be representative of market values, the security is to be "fair valued" in accordance with fair valuation policies approved by the Board;
         (d) by appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker-dealer, selected by the advisor if those prices are deemed by the advisor to be representative of market values at the close of the NYSE;
         (e) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;
         (f) securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at "fair value" in accordance with valuation policies established by the Trustees.

Prior to the daily calculation of each Fund's NAV, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the foreign exchange bid rate of such currencies against U.S. dollars as determined by quotes supplied by the pricing agent. If such quotations are not available, the rate of exchange will be determined in accordance with fair valuation policies established by the Trustees. For financial accounting purposes, the Funds recognize dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Funds are informed on or after the ex-dividend date.

A significant event occurring after the close of trading but before the calculation of the Fund's NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Trustees. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE generally will not be reflected in a Fund's calculation of its NAV. The advisor will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the advisor may, in its judgment, determine that an adjustment to a Fund's NAV should be made because intervening events have caused the Fund's NAV to be materially inaccurate, the advisor will seek to have the security "fair valued" in accordance with fair valuation procedures established by the Trustees.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the advisor.

TRANSFER OF SECURITIES

At the discretion of the Funds, investors may be permitted to purchase a Fund's shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at the net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act; and (3) the value of any such security (except U.S. government securities), being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

REDEMPTIONS

Pursuant to the Funds' Trust Instrument, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. However, the Funds have elected, pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of each Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. If a shareholder has requested redemption of all or a part of the shareholder's investment, and the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the SEC has by order permitted such suspension; (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of a Fund not reasonably practicable.

                                      TAXES


MULTI-CLASS FUNDS

Each Multiple-class Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.

DISTRIBUTIONS OF NET INVESTMENT INCOME

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

The Principal Preservation Fund typically declares dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund.

DISTRIBUTIONS OF CAPITAL GAIN

A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Because the Principal Preservation Fund is a money market fund, it is not expected to realize any long-term capital gain.

DISTRIBUTIONS OF FIVE-YEAR GAIN

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to a shareholder, but reduces the tax basis of the shareholder's shares in the Fund. Any return of capital in excess of a shareholder's basis is taxable as a capital gain.

A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"). When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

Each Fund will inform shareholders of the amount of their ordinary income and capital gain dividends at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the end of each calendar year. If a shareholder has not held Fund shares for a full year, a Fund may designate and distribute to the shareholder, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of the shareholder's investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to a shareholder as if they were paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to shareholders. The Funds' Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid federal excise taxes, the Code requires each Fund to distribute to shareholders by December 31 of each year, at a minimum, the following amounts:
98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts of these categories of income or gain from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTIONS OF FUND SHARES


Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems their Fund shares, or exchange them for shares of a different Fund, the IRS will require the shareholder report any gain or loss on their redemption or exchange. If a shareholder held his or her shares as a capital asset, the gain or loss that the shareholder realized would be capital gain or loss and would be long-term or short-term, generally depending on how long a shareholder held his or her shares.

Because the Principal Preservation Fund tries to maintain a stable $1 share price, the shareholder should not expect to realize any capital gain or loss on the sale or exchange of his or her shares of this Fund.

WASH SALES

All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that a shareholder buys other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by the shareholder. States also grant tax-free status to mutual fund dividends paid to shareholders from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

If a shareholder is a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. The corporate shareholder may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investment in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES

A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

NON-U.S. INVESTORS

Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. A shareholder should consult his or her tax advisor about the federal, state, local or foreign tax consequences of his or her investment in the Fund.


                             PERFORMANCE INFORMATION


CALCULATION OF PERFORMANCE QUOTATIONS

From time to time, quotations of the Principal Preservation Fund's "yield" and "effective yield" may be included in advertisements or communications to shareholders. These performance figures are calculated in the following manner:


A. Yield -- the net annualized yield based on a specified seven-calendar day period calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Principal Preservation Fund for the seven-day period ended June 30, 2002 was 1.59%.

B. Effective Yield -- the net annualized yield for a specified seven-calendar day period assuming a reinvestment of dividends (compounding). Effective yield is calculated by the same method as yield except the yield figure is compounded by adding one, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula: Effective Yield = [(Base Period Return + 1) 365/7] - 1. The effective yield of the Principal Preservation Fund for the seven-day period ended June 30, 2002 was 1.60%. The yield and effective yield of the Principal Preservation Fund reflect the reduction of certain fees otherwise payable and voluntary expense limitations. Had there been no reduction of fees or expense limitations, the yield and effective yield of the Principal Preservation Fund would have been 1.37% and 1.38%, respectively, for the seven-day period ended June 30, 2002.

As described above, yield and effective yield are based on historical earnings and are not intended to indicate future performance. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of the assumed reinvestment of dividends. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

From time to time a Fund, other than the Principal Preservation Fund, may publish its yield and/or average annual total return in advertisements and communications to shareholders. The average annual total return of each Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at net asset value at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period and reflects fee waivers and reimbursements in effect for each period. This calculation assumes that all dividends and distributions are reinvested at NAV on the reinvestment dates during the period.

Quotations of each Fund's average annual total return will be calculated according to the following SEC formulas:

AVERAGE ANNUAL TOTAL RETURN

The "average annual total return" figure for a Fund shows the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of a Fund's shares and assumes that any income, dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent 1-, 5- and 10-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" annual total return figures for periods longer than one year, investors should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Quotations of average annual total return for a Fund are expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or Class over certain periods calculated pursuant to the following formula:
             n
       P(1+T) = ERV

       Where:

       P   =  a hypothetical initial payment of $1,000.
       T   =  average annual total return.
       n   =  number of years.
       ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-,5- and 10-year periods (or fractional portion).


The average annual total returns of the Funds for the 1-year and, as applicable, 5-year and 10-year periods ended June 30, 2002 and the period from inception to June 30, 2002:



                                                                                 AVERAGE
                                       YEAR       FIVE YEARS     TEN YEARS       ANNUAL
                                       ENDED         ENDED         ENDED          TOTAL         INCEPTION
               FUND                  6/30/02        6/30/02       6/30/02       RETURN(a)         DATE
               ----                  -------        -------       -------       ---------        -------
Principal Preservation Fund            2.41%         4.82%          N/A            5.00%        7/13/94
Intermediate Fixed Income Fund         5.98%         6.51%          N/A            6.71%        7/14/94
Fixed Income Fund                      6.81%         6.89%          N/A            7.25%        7/14/94
Balanced Fund                         -9.65%         4.79%          N/A           10.03%        7/14/94
Equity Investment Fund               -20.34%         2.34%          N/A           11.17%        7/14/94


(a)  From inception to June 30, 2002.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS). Quotations of average annual total return (after taxes on distributions) are expressed in terms of the average annual compounded rates of return over the 1-year, and, as applicable, 5-year and 10-year periods ended June 30, 2002, and the period from inception to June 30, 2002, that would equate the initial $1,000 investment according to the following formula:
            n
      P(1+T) = ATVD

      Where:

      P    = a hypothetical initial payment of $1,000.
      T    = average annual total return (after taxes on distributions).
      n    = number of years.
      ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The average annual total returns (after taxes on distributions) of the Funds for the 1-year and, as applicable, 5-year and 10-year periods ended June 30, 2002, and the period from inception to June 30, 2002, were as follows:

                                                                                  AVERAGE
                                        YEAR       FIVE YEARS      TEN YEARS      ANNUAL
                                       ENDED          ENDED          ENDED         TOTAL     INCEPTION
               FUND                   6/30/02        6/30/02        6/30/02      RETURN(a)      DATE
               ----                   -------        -------       ---------     ---------    --------

Intermediate Fixed Income Fund          3.54%          4.10%          N/A          4.27%      7/14/94
Fixed Income Fund                       4.56%          4.46%          N/A          4.77%      7/14/94
Balanced Fund                         -11.24%          3.29%          N/A          8.49%      7/14/92
Equity Investment Fund                -20.90%          1.56%          N/A         10.37%      7/14/92


(a)  From inception to June 30, 2002.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION).

Quotations of average annual total return (after taxes on distributions and redemption) are expressed in terms of the average annual compounded rates of return over the 1-year and, as applicable, 5-year and 10-year periods ended June 30, 2002, and the period from inception to June 30, 2002, that would equate the initial $1,000 investment according to the following formula:
          n
  P(1 + T) = ATVDR

  Where:

  P     = a hypothetical initial payment of $1,000.
  T     = average annual total return (after taxes on distributions and redemption).
  n     = number of years.
  ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The average annual total returns (after taxes on distributions and redemption) of the Funds for the 1-year and, as applicable, 5-year and 10-year periods ended June 30, 2002, and the period from inception to June 30, 2002, were as follows:


                                                                  TEN YEARS
                                       YEAR       FIVE YEARS         ENDED       AVERAGE
                                       ENDED         ENDED         6/30/02        ANNUAL     INCEPTION
               FUND                   6/30/02       6/30/02       RETURN(a)       TOTAL        DATE
               ----                   -------       -------      ---------         ----      ---------

Intermediate Fixed Income Fund          3.69%        4.02%         N/A             4.17%       7/14/94
Fixed Income Fund                       4.13%        4.31%         N/A             4.59%       7/14/94
Balanced Fund                          -5.51%        3.36%         N/A             7.72%       7/14/94
Equity Investment Fund                -12.12%        1.85%         N/A             9.27%       7/14/94


(a)  From inception to June 30, 2002.


The performance data quoted represents historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The yield of each Fund, except the Principal Preservation Fund, is computed by dividing its net investment income (determined in accordance with the following SEC formula) earned during a recent 30-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semiannual) basis and then they are annualized. Yield will be calculated using the following SEC formula:
                                 6
        Yield = 2[((a-b)/cd + 1) -1]

        Where:
        a  =  interest earned during the period.
        b  =  expenses accrued for the period (net of reimbursements).
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends. d = the maximum offering price per share on the last day of the period.


For the 30-day period ended June 30, 2002, the yield of each of the following Funds was:

                                         30-DAY PERIOD ENDED
                FUND                        JUNE 30, 2002
                ----                        -------------

Intermediate Fixed Income Fund                  4.36%
Fixed Income Fund                               5.16%


A Fund may also include its current dividend rate in its prospectus, in supplemental sales literature, or in communications to shareholders. The current dividend rate of each Fund for a particular period is calculated by annualizing total distributions per share from net investment income (including equalization credits, excluding realized short-term capital gains and premiums from writing options) during this period and dividing this amount by the maximum offering price per share on the last day of the period. The current dividend rate does not reflect all components of a Fund's performance including (i) realized and unrealized capital gains and losses, which are reflected in calculations of a Fund's total return, or (ii) the amortized discount and premium on debt obligations in income using the current market value of the obligations, as is currently required for yield calculations

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of a Fund's yield, current dividend rate, total return or tax-equivalent yield of any prior period should not be considered as a representation of what an investment may earn or what an investor's yield, current dividend rate, total return or tax-equivalent yield may be in any future period.

In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

From time to time, advertising and sales literature for a Fund may discuss the investment philosophy, personnel and assets under management of the Fund's advisor and other pertinent facts relating to the management of the Fund.

From time to time, any of the Funds may publish an indication of its past performance as measured by independent sources such as Lipper Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, BusinessWeek, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

In addition, performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (1) unmanaged indices, such as the Standard & Poors 500 Index, Lehman Brothers(R) Intermediate Government/Corporate Index, Lehman Brothers(R) Government Credit Index, and Lehman Brothers(R)Aggregate Bond Index; (2) other groups of mutual funds tracked by Morningstar Inc. or Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Funds. Advertisements for a Fund may also include general information about the performance of unmanaged indices with investment parameters similar to the Fund's. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


                          AUDITED FINANCIAL STATEMENTS

The Funds' financial statements, including the notes thereto, dated as of June 30, 2002, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Funds' 2002 Annual Report to Shareholders.

                             REPORTS TO SHAREHOLDERS

Shareholders will receive unaudited semi-annual reports describing McMorgan Funds' investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding McMorgan Funds may be directed to the advisor at 1-800- 788-9485.

                                   APPENDIX A


EXPLANATION OF RATING CATEGORIES

The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although McMorgan & Company LLC considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S RATINGS SERVICES

Bond Rating                         Explanation
-----------                         -----------
Investment Grade
----------------
AAA                                 Highest rating; extremely strong capacity to
                                    pay principal and interest

AA High quality; very strong capacity to pay principal and interest

A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade
--------------------
BB, B, CCC, CC, C                   Predominantly speculative with respect to
                                    the issuer's capacity to meet required
                                    interest and principal payments. BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

D                                    In default.

MOODY'S INVESTORS SERVICE, INC.

Bond Rating                          Explanation
-----------                          -----------
Investment Grade
----------------
            Aaa Highest quality, smallest degree of investment risk.

Aa High quality; together with Aaa bonds, they compose the high-grade bond group.

A                                   Upper-medium grade obligations; many
                                    favorable investment attributes.

Baa Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade
--------------------
Ba                                  More uncertain, with speculative elements.
                                    Protection of interest and principal
                                    payments not well safeguarded during good and bad times.

MOODY'S INVESTORS SERVICE, INC.

Bond Rating                                Explanation
-----------                                -----------
Non-Investment Grade
--------------------
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.

Ca Speculative in a high degree; could be in default or have other marked shortcomings.

C Lowest-rated; extremely poor prospects of ever attaining investment standing.

Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                                 MCMORGAN FUNDS
                                    FORM N-1A

Part C.  Other Information

Item 23. Exhibits.

         (a) Copies of Charter -- Amended Trust Instrument dated May 9, 1994 is incorporated by reference to Exhibit No. (1) of Post-Effective No. 3.

         (b) Copies of existing By-Laws --By-laws are incorporated by reference to Exhibit No. (2) of Post-Effective No. 3.

         (c) Copies of all instruments defining the rights of holders of the securities -- Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares.

         (d)      Copies of all investment advisory contracts.

                  (1) Investment Advisory contracts between the Registrant and McMorgan & Company, LLC for the McMorgan Principal Preservation Fund, the McMorgan Fixed Income Fund, the McMorgan Intermediate Fixed Income Fund, McMorgan Balanced Fund and the McMorgan Equity Investment Fund are - incorporated by reference to Exhibit No. (d) (1) of Post-Effective No. 12.


         (e) Copies of each underwriting or distribution contract --Underwriting Agreement among Registrant, and NYLIFE Distributors Inc. is incorporated by reference to Exhibit No. 23(e) of Post Effective No. 13.


         (f) Copies of all bonus, profit sharing, pension or other similar contracts -- Not Applicable.


         (g) Copies of all custodian agreements - Custodian Agreement between Registrant and Bank of New York is incorporated by reference to Exhibit No. 23(e) of Post Effective No. 13.


         (h) Copies of all other material contracts not made in the ordinary course of business which are to be performed.


         (1) Administration and Accounting Services Agreement between the Registrant and New York Life Investment Management LLC is incorporated by reference to Exhibit No. 23(e) of Post Effective No. 13.

         (2) Transfer Agency Services Agreement between the Registrant and NYLIM Service Company LLC is incorporated by reference to Exhibit No. 23(e) of Post Effective No. 13.


         (i) Opinion and Consent of Counsel as to the legality of the securities to be issued is incorporated by reference to Exhibit No. 23(i) of Post-Effective No. 11.

         (j) Copies of any other opinions, appraisals or rulings --Consent of Independent Auditors - incorporated by reference to Exhibit No. (j) of the Post-Effective No. 12.

         (k)      All financial statements omitted from Item 23. -- Not
                  Applicable.

         (l) Copies of any agreements or understandings made inconsideration for providing the initial capital between or among the Registrant is incorporated by reference to Exhibit No. (13) of Post-Effective No. 3.

         (m) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 is incorporated by reference to Exhibit No. 23(m) of Post-Effective No. 11.

         (n)      Financial Data Schedules -- not applicable.

         (o) Rule 18f-3 Plan -- incorporated by reference to Exhibit No. 23(o) of Post-Effective No. 11.

         (p)      Code of Ethics

                  (1) Code of Ethics of the Registrant -incorporated by reference to Exhibit No. 23(p)(1) of Post-Effective No. 11

                  (2) Code of Ethics of the Advisor, McMorgan and Company LLC - incorporated by reference to Exhibit No. 23(p)(2) of Post-Effective No. 11

         (q) Power of Attorney--is incorporated by reference to Exhibit No. 23(q) of Post-Effective No. 13.


Item 24. Persons Controlled by or under Common Control with Registrant.

         The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indicated accordingly.

Name of Organization (Jurisdiction)(1)

         MainStay VP Series Fund, Inc.(2) (Maryland)
         The MainStay Funds (2) (Massachusetts)
         Eclipse Funds(2) (Massachusetts)
         New York Life Investment Management Institutional Funds(2) (Delaware)
         Eclipse Funds Inc.(2) (Maryland)
         McMorgan Funds (2) (Delaware)

New York Life Investment Management Holdings LLC (Delaware)
         MacKay Shields LLC (Delaware)
                MacKay-Shields Domestic General Partner, L.L.C. (Delaware)
                MacKay Shields General Partner (L/S) LLC (Delaware)
         Madison Capital Funding LLC (Delaware)
         McMorgan & Company LLC (Delaware)
         NYLCAP Manager LLC (Delaware)
                New York Life Capital Partners, L.L.C. (Delaware)
                New York Life Capital Partners II, L.L.C. (Delaware)
         NYLIM Service Company LLC (Delaware)
         New York Life Investment Management LLC (Delaware)
                New York Life Investment Management (U.K.) Limited (United Kingdom)
         New York Life Benefit Services LLC (Delaware)
         NYLIFE Distributors Inc. (Delaware)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
         HSBC Salud (Argentina), S.A.(3) (40%) (Argentina)
         HSBC New York Life Seguros de Vida (Argentina) S.A.(3) (40%)(Argentina)
         HSBC New York Life Seguros de Retiro (Argentina) S.A.(3)(40%) (Argentina)
         Maxima S.A. AFJP(3) (40%) (Argentina)
         New York Life Insurance Limited (Korea)
         New York Life Insurance Worldwide Limited (Bermuda)
         New York Life International Holdings Limited (Mauritius)
                  Max New York Life Insurance Company Limited (3) (26%) (India)
         New York Life International India Fund (Mauritius) LLC (90%) (Mauritius)
         New York Life Insurance (Philippines), Inc. (Philippines)
         New York Life Securities Investment Consulting Company (Republic of China)
         New York Life Worldwide Capital, Inc. (Delaware)
                  Fianzas Monterrey, S.A. (99.95%) (Mexico)
                            Operada FMA, S.A. de C.V. (99%) (Mexico)
                  Siam Commercial New York Life Insurance Public Company Limited (23.73%) (Thailand) (4)
                  NYLIFE Thailand, Inc. (Delaware)
                            Siam Commercial - New York Life Insurance Public Company Limited (45.3% owned by NYLIFE
                            Thailand, Inc.; 23.73% owned by New York Life International) (Thailand)
                  NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
                  P.T. Asuransi Jiwa Sewu-New York Life(3) (50%) (Indonesia)
                  Seguros Monterrey New York Life, S.A. de C.V.(99.99%) (Mexico)
                            Corporativo Seguros, S.A. de C.V. (99.96%) (Mexico)
                            Centro Nacional de Servicios y Operaciones, S.A. de C.V. (99.998%) (Mexico)
                            Centro de Capacitacion Monterrey, A.C. (99.791%) (Mexico)

NYLIFE LLC (Delaware)
         Avanti Corporate Health Systems, Inc. (Delaware)
                  Avanti of the District, Inc. (Maryland)
         Eagle Strategies Corp. (Arizona)
         Express Scripts, Inc.(5) (21%) (Delaware)
         New York Life Capital Corporation (Delaware)
         New York Life International Investment Inc. (Delaware)
                  Monetary Research Ltd. (Bermuda)
                  NYL Management Limited (United Kingdom)
         New York Life Trust Company (New York)
         New York Life Trust Company, FSB (United States)
         NYLCare NC Holdings, Inc. (Delaware)
         NYL Executive Benefits LLC (Delaware)
         NYLIFE Administration Corp. (Texas)
         NYLIFE Structured Asset Management Company Ltd. (Texas)
         NYLIFE Refinery Inc. (Delaware)
         NYLIFE Securities Inc. (New York)
         New York Life International Investment Asia Ltd. (Mauritius)
         NYLINK Insurance Agency Incorporated (Delaware)
                  NYLINK Insurance Agency of Alabama, Incorporated (Alabama)
                  NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii)
                  NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                  NYLINK Insurance Agency of Montana, Incorporated (Montana)

                  NYLINK Insurance Agency of Nevada, Incorporated (Nevada)
                  NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico)
                  NYLINK Insurance Agency of Washington, Incorporated (Washington)
                  NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
         NYLTEMPS INC. (Delaware)
         NYLUK I Company (United Kingdom)
                  New York Life (U.K.) Limited (United Kingdom)
                           Life Assurance Holding Corporation Limited(3) (22.6%) (United Kingdom)
                                    Windsor Life Assurance Company Limited(3) (United Kingdom)
                  NYLUK II Company (United Kingdom)
                           W(UK)HC Limited (United Kingdom)
                           Gresham  Mortgage  (United  Kingdom)
                           Gresham Unit Trust Managers (United Kingdom)
                           W Construction Company (United Kingdom)
                           W Financial Services (United Kingdom)
                           W Home Loans (United Kingdom)
                           W Trust Managers (United Kingdom)
                           WUT (United Kingdom)
                           WIM (AIM) (United Kingdom)
                           WLIC (United Kingdom)
                           WFMI (United Kingdom)
                           WIM (United Kingdom)

         Prime Provider Corp. (New York)
                  Prime Provider Corp. of Texas (Texas)
                  WellPath of Arizona Reinsurance Company (Arizona)

NYLIFE Insurance Company of Arizona (Arizona)

NYLINK Insurance Agency of Idaho, Incorporated (Idaho)(6)
NYLINK Insurance Agency of Ohio, Incorporated (Ohio)(6)
NYLINK Insurance Agency of Oklahoma, Incorporated (Oklahoma)(6)
NYLINK Insurance Agency of Texas, Incorporated (Texas)(6)

Monitor Capital Advisors Funds LLC (Delaware)
New York Life BioVenture Partners LLC (Delaware)
Silver Spring, LLC (Delaware)

         (1) By including the indicated corporation in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

         (2) These entities are registered investment companies for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. They are not subsidiaries of New York Life but are included for informational purposes only.

         (3) This entity is included in this listing for informational purposes only. It is New York 3 Life's position that neither New York Life nor any of its affiliates controls this entity.

         (4)      Held through controlled Thai nominee holding company.

         (5) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. New York Life has the right to designate two directors of Express Scripts, Inc., a public company, and shares of Express Scripts being held by New York Life or its subsidiaries are subject to a voting agreement with Express Scripts, Inc.

         (6) These entities are unaffiliated insurance agencies for which New York Life and its subsidiaries perform administrative services. These entities are not subsidiaries of NYL and are included for informational purposes only.

Item 25. Indemnification.

         Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 10.2 of the Registrant's Trust Instrument provides as follows:

                  10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant's Trust Instrument, filed herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section
10.3 states as follows:

                  10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

Item 26. Business and Other Connections of Advisor.

         McMorgan & Company LLC provides investment advisory services consisting of portfolio management for retirement plans and health and welfare funds, and as of June 30, 2002 had approximately $23.9 billion in assets under management primarily for employee benefit plans such as retirement plans and health and welfare funds.

         For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-60509) filed by it under the Investment Advisers Act of 1940.

Item 27. Principal Underwriter.

         (a) NYLIFE Distributors Inc., the principal underwriter for the Registrant's securities, acts as principal underwriter for the following investment companies:

                  The MainStay Funds
                  Eclipse Funds, Inc.
                  Eclipse Funds
                  New York Life Investment Management Institutional Funds McMorgan Funds

         NYLIFE Distributors Inc. also acts as the principal underwriter for:

                  NLIAC Variable Universal Life Separate Account I
                  NYLIAC Multi-Funded Annuity Separate Account I
                  NYLIAC Multi-Funded Annuity Separate Account II
                  NYLIAC Variable Annuity Separate Account I
                  NYLIAC Variable Annuity Separate Account II
                  NYLIAC Variable Annuity Separate Account III
                  NYLIAC Variable Life Insurance Separate Account
                  NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
                  NYLIAC Institutionally Owned Life Insurance Separate Account

         (b)


      Name and Principal                Positions and Office with                   Positions and Office
      Business Address                  NYLIFE Distributors Inc.                    with Registrant
      ----------------                  ------------------------                    ---------------

   Boyce, Jefferson C. (2)              Director                                     None
   -----------------------              --------                                     ----
   Brady, Robert E.(1)                  Director, Vice President                     None
   -------------------                  ------------------------                     ----
   Gallo, Michael G.(2)                 Director, Senior V.P.                        None
   --------------------                 ---------------------                        ----
   Hildebrand, Phillip J.(2)            Director                                     None
   -------------------------            --------                                     ----
   Rock, Robert D.(2)                   Director, Senior V.P.                        None
   ------------------                   ---------------------                        ----
   Roussin, Stephen C. (1)              Chairman and President                       None
   -----------------------              ----------------------                       ----
   Wendlandt, Gary, E. (2)              Director                                     None
   -----------------------              --------                                     ----
   Burke, Derek (1)                     Chief Compliance Officer                     None
   ----------------                     ------------------------                     ----
   Moeller, Peter Thomas (1)            Executive V.P.                               None
   -------------------------            --------------                               ----
   McInerney, Barbara (1)               Senior V.P.                                  None
   ----------------------               -----------                                  ----
   Calhoun, Jay S. (1)                  Senior V.P., Treasurer                       None
   -------------------                  ----------------------                       ----
   Warga, Thomas J. (2)                 Senior V.P., Auditor                         None
   --------------------                 --------------------                         ----
   Fishler, Wendy (1)                   Senior V.P.                                  None
   ------------------                   -----------                                  ----
   Metheney, Stanley (2)                Senior V.P.                                  None
   ---------------------                -----------                                  ----
   Boyle, Patrick G. (1)                Senior Vice President                        None
   ---------------------                --------------------                         ----
   Brookman, Marc(1)                    Senior Vice President                        None
   -----------------                    ---------------------                        ----
   Krystel, David J. (1)                Vice President                               None
   ---------------------                --------------                               ----
   Livornese, Linda M. (2)              Vice President                               None
   -----------------------              --------------                               ----
   Quatela, Michael (2)                 Vice President                               None
   --------------------                 --------------                               ----
   Ronen, Nathan (1)                    Vice President                               None
   -----------------                    --------------                               ----
   Zuccaro, Richard W. (2)              Vice President                               None
   -----------------------              --------------                               ----
   Leier, Albert (1)                    V.P. Financial Operations, CFO               None
   -----------------                    ------------------------------               ----
   Arizmendi, Arphelia (1)              Corporate V.P.                               Assistant Treasurer
   -----------------------              --------------                               -------------------
   Cirillo, Antoinette B. (1)           Corporate V.P.                               Assistant Treasurer
   --------------------------           --------------                               -------------------
   Harrington, Scott (1)                Corporate V.P.                               None
   ---------------------                --------------                               ----
   Lorito, Geraldine (1)                Assistant V.P.                               None
   ---------------------                --------------                               ----
   Anselmi, Robert A. (2)               Secretary                                    None
   ----------------------               ---------                                    ----
   Somelofske, Thomas, J. (1)           Assistant V.P.                               None
   ---------------------------          --------------                               ----
   Murray, Thomas J. (2)                Corporate V.P.                               None
   ---------------------                --------------                               ----


(1)      169 Lackawanna Avenue, Parsippany, NJ 07054

(2)      51 Madison Avenue, New York, NY 10010

         (c)  Not Applicable.

Item 28. Location of Accounts and Records.

         All records described in Section 31(a) of the Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisor, McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, CA 94104, except for those maintained by the Fund's Custodian, The Bank of New York, 110 Washington Street, New York, NY 10286 and McMorgan Funds' Administrator, Transfer Agent and Fund Accounting Services Agent New York Life Investment Management LLC and NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054.

Item 29. Management Services.

         There are no management-related service contracts not discussed in Part A or Part B.

Item 30. Undertakings.

         (a)      Not Applicable.

         (b)      Not Applicable.


         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 2002, upon request and without charge.


         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended relating to shareholder communications.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment No. 14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 15th day of October, 2002.


                                                       McMorgan Funds
                                                       Registrant

                                                       By /s/ Terry A. O'Toole*
                                                       ------------------------
                                                             Terry A. O'Toole,
                                                             President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of McMorgan Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                       Capacity                           Date
---------                       --------                           ----

/s/ Terry A. O'Toole*           Chairman of the Board              10/15/02
---------------------
Terry O'Toole                   of Trustees, President
                                and Principal Executive Officer

/s/ Kenneth I. Rosenblum*       Trustee                            10/15/02
-------------------------
Kenneth I. Rosenblum

/s/ Walter B. Rose*             Trustee                            10/15/02
-------------------
Walter B. Rose

/s/ S.D. Sicotte*               Trustee                            10/15/02
-----------------
S.D. Sicotte


*By: /s/ Jill S. Kopin, as Attorney-in-Fact
     and Agent pursuant to Power of Attorney